As filed with the Securities and Exchange Commission on April 29, 2002

                                                     Registration No. 333 -26209
                                                                      811 -08197

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       Pre-Effective Amendment No.
                                                   -----

                       Post-Effective Amendment No. 10


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940  [X]

                              Amendment No. 11


                             SEPARATE ACCOUNT VA A
                         ----------------------------
                          (Exact Name of Registrant)




                      TRANSAMERICA LIFE INSURANCE COMPANY
                    --------------------------------------
                              (Name of Depositor)




            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire

                      Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies


It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485
_______


  X       on May 1, 2002 pursuant to paragraph (b) of Rule 485

-----


_______   60 days after filing pursuant to paragraph (a)(1) of Rule 485


_______   on _______________ pursuant to paragraph (a)(1) of Rule 485



If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      THE ATLAS
                                                              PORTFOLIO BUILDER
                                                               VARIABLE ANNUITY

                                                                 Issued Through
                                                          SEPARATE ACCOUNT VA A
                                                                             by
                                            TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus
May 1, 2002

This annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and twenty-seven underlying fund portfolios offered by various underlying funds. You can choose any combination of the investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policy and the underlying funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Atlas Portfolio Builder Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002. Please call Atlas Securities, Inc. (Atlas) at (800) 933-2852 or write to 794 Davis Street, San Leandro, CA 94577. You may also write Transamerica at: Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
..  Not FDIC insured
..  Not a deposit
..  No bank guarantee
..  May lose value
..  Not insured by any federal government agency
Atlas Insurance Trust
Managed by Atlas Advisers, Inc.
 Atlas Balanced Growth Portfolio

AEGON/Transamerica Series Fund, Inc. ("A/T")

Subadvised by AEGON/Transamerica Fund Advisors, Inc.


 Aggressive Asset Allocation


 Conservative Asset Allocation


 Moderate Asset Allocation


 Moderately Aggressive Allocation


Subadvised by Fred Alger Management, Inc.


 Alger Aggressive Growth


Subadvised by Capital Guardian Trust Company


 Capital Guardian Value


Subadvised by The Dreyfus Corporation


 Dreyfus Small Cap Value

Subadvised by Janus Capital Corporation
 Janus Growth (A/T)

Subadvised by T. Rowe Price Associates, Inc.


 T. Rowe Price Equity Income


 T. Rowe Price Growth Stock

Subadvised by Van Kampen Asset Management Inc.
 Van Kampen Emerging Growth

AIM Variable Insurance Funds--Series I shares

Managed by A I M Advisors, Inc.
 AIM V.I. Growth Fund

 AIM V.I. Core Equity Fund


 AIM V.I. Premier Equity Fund


Alliance Variable Products Series Fund, Inc.--Class B
Managed by Alliance Capital Management L.P.
 Alliance Growth Portfolio
 Alliance Premier Growth Portfolio
 Alliance Technology Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Class
Managed by The Dreyfus Corporation

Dreyfus Variable Investment Fund--Initial Class
Managed by The Dreyfus Corporation
 Dreyfus VIF--Appreciation Portfolio
 Dreyfus VIF--Disciplined Stock Portfolio
 Dreyfus VIF--Growth and Income Portfolio
 Dreyfus VIF--Quality Bond Portfolio
 Dreyfus VIF--Small Cap Portfolio

Federated Insurance Series
Managed by Federated Investment Management Company
 Federated High Income Bond Fund II
 Federated Utility Fund II

Janus Aspen Series--Service Shares
Managed by Janus Capital Corporation
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio
 Janus Aspen--Worldwide Growth Portfolio

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   9

EXAMPLES...................................................................  11

1. THE ANNUITY POLICY......................................................  14

2. PURCHASE................................................................  14
  Policy Issue Requirements................................................  14
  Premium Payments.........................................................  14
  Initial Premium Requirements.............................................  14
  Additional Premium Payments..............................................  15
  Allocation of Premium Payments...........................................  15
  Policy Value.............................................................  15

3. INVESTMENT CHOICES......................................................  15
  The Separate Account.....................................................  15
  The Fixed Account........................................................  16
  Transfers................................................................  17

4. PERFORMANCE.............................................................  18

5. EXPENSES................................................................  18
  Surrender Charges........................................................  18
  Excess Interest Adjustment...............................................  19
  Mortality and Expense Risk Fees..........................................  19
  Administrative Charges...................................................  19
  Premium Taxes............................................................  19
  Federal, State and Local Taxes...........................................  20
  Transfer Fee.............................................................  20
  Managed Annuity Program..................................................  20
  Beneficiary Earnings Enhancement.........................................  20
  Beneficiary Earnings Enhancement--Extra..................................  20
  Portfolio Fees and Expenses..............................................  20

6.  FAMILY PROTECTION FEATURE..............................................  20
  When We Pay A Death Benefit..............................................  20
  When We Do Not Pay A Death Benefit.......................................  21
  Amount of Death Benefit..................................................  21
  Guaranteed Minimum Death Benefit.........................................  21
  Adjusted Partial Surrender...............................................  22

7. ACCESS TO YOUR MONEY....................................................  22
  Surrenders...............................................................  22
  Delay of Payment and Transfers...........................................  22
  Excess Interest Adjustment...............................................  23

8. ANNUITY PAYMENTS
  (THE INCOME PHASE).......................................................  23
  Annuity Payment Options..................................................  24



                                                                           Page

9. TAXES..................................................................  25
  Annuity Policies in General.............................................  25
  Qualified and Nonqualified Policies.....................................  25
  Surrenders--Qualified Policies..........................................  26
  Surrenders--403(b) Policies.............................................  26
  Diversification and Distribution Requirements...........................  26
  Surrenders--Nonqualified Policies.......................................  26
  Taxation of Death Benefit Proceeds......................................  27
  Annuity Payments........................................................  27
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................  28
  Transfers, Assignments or Exchanges of Policies.........................  28
  Possible Tax Law Changes................................................  28
  Separate Account Charges................................................  28

10. ADDITIONAL FEATURES...................................................  28
  Systematic Payout Option................................................  28
  Managed Annuity Program.................................................  28
  Beneficiary Earnings Enhancement........................................  31
  Beneficiary Earnings Enhancement-- Extra................................  32
  Nursing Care and Terminal Condition Withdrawal Option...................  34
  Telephone Transactions..................................................  34
  Dollar Cost Averaging Program...........................................  34
  Asset Rebalancing.......................................................  35

11. OTHER INFORMATION.....................................................  35
  Ownership...............................................................  35
  Assignment..............................................................  35
  Transamerica Life Insurance Company.....................................  35
  The Separate Account....................................................  35
  Mixed and Shared Funding................................................  36
  Exchanges and Reinstatements............................................  36
  Voting Rights...........................................................  36
  Distributor of the Policies.............................................  36
  Insurance Marketplace Standards Association.............................  37
  Legal Proceedings.......................................................  37

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............  37

APPENDIX A
  Condensed Financial Information.........................................  38

APPENDIX B
  Historical Performance Data.............................................  41

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Partial Surrender (referred to adjusted partial withdrawal in your policy)--The adjusted partial surrender is:

.. the gross partial surrender, [gross partial surrender = requested surrender--excess interest adjustment + surrender charges on (excess partial surrender--excess interest adjustment)]; multiplied by


.. the adjustment factor, which is the current death benefit prior to surrender divided by the current policy value prior to surrender.


Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustment.

Annuitant--The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95 and may be earlier if required by state law.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The adjusted policy value less any applicable surrender charge.

Cumulative Free Percentage--The percentage (as applied to the cumulative premium payments) which is available to the owner free of any surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer, into which premium payments may be paid or amounts transferred.

One Year Fixed Option--An account in the fixed account into or from which premium payments may be paid or amounts transferred, and which may be used for Dollar Cost Averaging, Asset Rebalancing, other transfers and partial surrenders.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date--The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

..  premium payments; minus
..  partial surrenders (including the net effect of any applicable excess interest adjustment and surrender charges on such surrenders); plus
..  interest credited in the fixed account; plus
..  accumulated gains in the separate account; minus
..  losses in the separate account; minus
.. any applicable premium or other taxes, transfer fees, and any other charges, if any.

Separate Account--Separate Account VA A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)--owner of the policy.

               Note: The SAI contains a more extensive Glossary.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us or our) through Atlas Securities, Inc. (Atlas) provides a way to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers twenty-seven subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferral feature is most attractive to people in high federal and state tax brackets and is of no value when the policy is purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with the policy. You should consider whether the features and benefits of the policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the Managed Annuity Program, the Beneficiary Earnings Enhancement, the Beneficiary Earnings Enhancement--Extra, and the guaranteed level of certain charges, make this policy appropriate for your needs.

PURCHASE

You can buy a nonqualified policy with a premium payment of $5,000 or more and a qualified policy with $2,000 or more, under most circumstances. You can add as little as $500 at any time during the accumulation phase.

INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following investment choices described in the attached underlying fund prospectuses:

Managed by Atlas Advisers, Inc.
Atlas Balanced Growth Portfolio

Subadvised by AEGON/Transamerica Fund Advisers, Inc.


Aggressive Asset Allocation


Conservative Asset Allocation


Moderate Asset Allocation


Moderately Aggressive Allocation


Subadvised by Fred Alger Management, Inc.


Alger Aggressive Growth


Subadvised by Capital Guardian Trust Company


Capital Guardian Value(/1/)


Subadvised by The Dreyfus Corporation


Dreyfus Small Cap Value(/2/)

Subadvised by Janus Capital Corporation
Janus Growth (A/T)

Subadvised by T. Rowe Price Associates, Inc.


T. Rowe Price Equity Income(/3/)


T. Rowe Price Growth Stock(/4/)

Subadvised by Van Kampen Asset Management Inc.
Van Kampen Emerging Growth

Managed by A I M Advisors, Inc.

AIM V.I. Growth Fund--Series I shares


AIM V.I. Core Equity Fund--Series I shares(/5/)


AIM V.I. Premier Equity Fund--Series I shares(/6/)


Managed by Alliance Capital Management L.P.
Alliance Growth Portfolio--Class B
Alliance Premier Growth Portfolio--Class B
Alliance Technology Portfolio--Class B

Managed by The Dreyfus Corporation
The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Class
Dreyfus VIF--Appreciation Portfolio--Initial Class
Dreyfus VIF--Disciplined Stock Portfolio--Initial Class
Dreyfus VIF--Growth and Income Portfolio--Initial Class
Dreyfus VIF--Quality Bond Portfolio--Initial Class
Dreyfus VIF--Small Cap Portfolio--Initial Class

Managed by Federated Investment Management Company
Federated High Income Bond Fund II
Federated Utility Fund II

Managed by Janus Capital Corporation
Janus Aspen--Aggressive Growth Portfolio--Service Shares
Janus Aspen--Balanced Portfolio--Service Shares
Janus Aspen--Growth Portfolio--Service Shares
Janus Aspen--International Growth Portfolio--Service Shares
Janus Aspen--Worldwide Growth Portfolio--Service Shares

(/1/)Formerly Capital Guardian Value Portfolio of the Endeavor Series Trust.


(/2/)Formerly Dreyfus Small Cap Value Portfolio of the Endeavor Series Trust.


(/3/)Formerly T. Rowe Price Equity Income Portfolio of the Endeavor Series
     Trust.


(/4/)Formerly T. Rowe Price Growth Stock Portfolio of the Endeavor Series
     Trust.


(/5/)Formerly known as AIM V.I. Growth and Income Fund.


(/6/)Formerly known as AIM V.I. Value Fund.


You can make or lose money in any of the underlying fund portfolios.

You may also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices within certain limits. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

Transamerica may apply a surrender charge of up to 7% of premium payments withdrawn within five years after the policy date. After the fifth policy year, no surrender charges apply. To calculate surrender charges, we consider the premium you paid to come out before any earnings. Additional premium payments do not extend the surrender charge period.

Full surrenders and partial surrenders from the guaranteed period options of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

If you elect the Managed Annuity Program ("MAP"), there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Beneficiary Earnings Enhancement ("BEE"), there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement--Extra ("BEE-Extra"), there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit option, respectively.

We deduct daily mortality and expense risk fees and administrative charges of 1.40% per year from the assets in each subaccount.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.


The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying funds.

FAMILY PROTECTION FEATURE

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

The death benefit is the greatest of:

..  policy value;
..  cash value; or
..  the guaranteed minimum death benefit.

If the annuitant is younger than age 75 on the policy date, the guaranteed minimum death benefit is the greater of:

..  5% Annually Compounding
..  Annual Step-Up

If the annuitant is age 75 or older on the policy date, the guaranteed minimum death benefit is a Return of Premium.

ACCESS TO YOUR MONEY

You can take out $250 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to 10% of your cumulative premium payments free of surrender charges each policy year. The percentage that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in following policy years. Amounts withdrawn in excess of the free percentage may be subject to a surrender charge. Also, surrenders from the fixed account in excess of the cumulative interest credited will be subject to an excess interest adjustment.

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified plans may be restricted or limited.

You cannot take money out during the income phase, although you will generally be receiving annuity payments.

ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive an income under one of several annuity payment options. You can choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program is available as an optional rider and guarantees a minimum amount for each payment.

TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the taxable earnings. For non-qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

.. Systematic Payout Option. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

.. Nursing Care and Terminal Condition Withdrawal Option. Under certain medically related circumstances, we will allow you to surrender or partially withdraw your money without a surrender charge and excess interest adjustment.

.. Telephone Transactions. You may make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

.. Dollar Cost Averaging. You can arrange to have a certain amount of money automatically transferred from the fixed account, either monthly or quarterly, into your choice of subaccounts.

.. Asset Rebalancing. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts.

.. Managed Annuity Program. You can elect an optional rider that guarantees you a minimum income base. This feature is called the "Managed Annuity Program". There is an extra charge for this rider.

..  Beneficiary Earnings Enhancement and Beneficiary Earnings Enhancement--
   Extra. You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Beneficiary Earnings Enhancement" and the "Beneficiary Earnings Enhancement-- Extra". There is an extra charge for these riders.

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund generally will be the policy value, although amounts allocated to the fixed account will receive a return of premium. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

INQUIRIES

If you need more information, please contact us at:

  Atlas Securities, Inc.
  World Savings Operations Center
  794 Davis Street
  San Leandro, CA 94577

  Transamerica Life Insurance Company
  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  4333 Edgewood Road NE
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------



   Policy Owner Transaction Expenses
  Sales Load On Purchase
   Payments....................           0
  Maximum Surrender Charge
  (as a % of Premium Payments
   Surrendered)(/1/)...........          7%
  Service Charge...............        None
  Transfer Fee(/2/)............      $0-$10
  Optional Rider Expenses:
  Managed Annuity Program
   Fee(/3/)....................       0.45%
  Beneficiary Earnings
   Enhancement Fee(/4/)........       0.25%
  Beneficiary Earnings
   Enhancement--Extra
   Fee(/5/).................... 0.50%-0.60%

                          Separate Account Annual Expenses
                     (as a percentage of average account value)
-----------------------------------------------------------------
                        Mortality and Expense Risk
                         Fees.....................      1.25%
                        Administrative Charge.....      0.15%
                                                    ---------
                        TOTAL SEPARATE ACCOUNT
                        ANNUAL EXPENSES...........      1.40%

--------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/6/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
--------------------------------------------------------------------------------

                                                                        Total
                                         Management/            Rule  Portfolio
                                        Administrative  Other   12b-1  Annual
                                             Fees      Expenses Fees  Expenses
-------------------------------------------------------------------------------
  Atlas Balanced Growth
   Portfolio(/7/).....................      0.25%       0.25%   0.00%   0.50%
  Aggressive Asset
   Allocation(/8/)(/9/)...............      0.10%       1.22%   0.00%   1.32%
  Conservative Asset
   Allocation(/8/)(/9/)...............      0.10%       1.26%   0.00%   1.36%
  Moderate Asset
   Allocation(/8/)(/9/)...............      0.10%       1.25%   0.00%   1.35%
  Moderately Aggressive Asset
   Allocation(/8/)(/9/)...............      0.10%       1.23%   0.00%   1.33%
  Alger Aggressive Growth.............      0.80%       0.17%   0.00%   0.97%
  Capital Guardian Value..............      0.85%       0.09%   0.00%   0.94%
  Dreyfus Small Cap Value.............      0.80%       0.11%   0.00%   0.91%
  Janus Global (A/T)(/10/)............      0.80%       0.15%   0.00%   0.95%
  Janus Growth (A/T)..................      0.80%       0.09%   0.00%   0.89%
  T. Rowe Price Equity Income.........      0.80%       0.10%   0.00%   0.90%
  T. Rowe Price Growth Stock..........      0.80%       0.11%   0.00%   0.91%
  Van Kampen Emerging Growth..........      0.80%       0.12%   0.00%   0.92%
  AIM V.I. Growth Fund--Series I
   shares.............................      0.62%       0.26%   0.00%   0.88%
  AIM V.I. Core Equity Fund--Series I
   shares.............................      0.61%       0.21%   0.00%   0.82%
  AIM V.I. Premier Equity Fund--Series
   I shares...........................      0.60%       0.25%   0.00%   0.85%
  Alliance Growth Portfolio--Class B..      0.75%       0.11%   0.25%   1.11%
  Alliance Premier Growth Portfolio--
   Class B............................      1.00%       0.04%   0.25%   1.29%
  Alliance Technology Portfolio--Class
   B..................................      1.00%       0.08%   0.25%   1.33%
  The Dreyfus Socially Responsible
   Growth Fund, Inc.--Initial Class...      0.75%       0.03%   0.00%   0.78%
  Dreyfus VIF--Appreciation
   Portfolio--Initial Class...........      0.75%       0.03%   0.00%   0.78%
  Dreyfus VIF--Disciplined Stock
   Portfolio--Initial Class...........      0.75%       0.06%   0.00%   0.81%
  Dreyfus VIF--Growth and Income
   Portfolio--Initial Class...........      0.75%       0.05%   0.00%   0.80%
  Dreyfus VIF--Quality Bond
   Portfolio--Initial Class...........      0.65%       0.10%   0.00%   0.75%
  Dreyfus VIF--Small Cap Portfolio--
   Initial Class......................      0.75%       0.04%   0.00%   0.79%
  Federated High Income Bond Fund
   II(/11/)...........................      0.60%       0.16%   0.00%   0.76%
  Federated Utility Fund II(/11/).....      0.75%       0.17%   0.00%   0.92%
  Janus Aspen--Aggressive Growth
   Portfolio--Service Shares(/12/)....      0.65%       0.02%   0.25%   0.92%
  Janus Aspen--Balanced Portfolio--
   Service Shares(/12/)...............      0.65%       0.01%   0.25%   0.91%
  Janus Aspen--Growth Portfolio--
   Service Shares(/12/)...............      0.65%       0.01%   0.25%   0.91%
  Janus Aspen--International Growth
   Portfolio--Service Shares(/12/)....      0.65%       0.06%   0.25%   0.96%
  Janus Aspen--Worldwide Growth
   Portfolio--Service Shares(/12/)....      0.65%       0.04%   0.25%   0.94%

(/1/The)surrender charge decreases based on the number of years since the policy date, from 7% in the first policy year to 0% in the sixth policy year. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. The surrender charge and transfer fee, if any are imposed, apply to each policy, regardless of how policy value is allocated among the separate account and the fixed account. Separate account annual expenses do not apply to the fixed account.

(/2/The)transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. Separate account annual expenses do not apply to the fixed account.

(/3/The)annual Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5. Expenses.

(/4/The)annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(/5/The)annual fee is 0.50% or 0.60% of the policy in the subaccounts for the 50% and 75% initial death benefit option, respectively.

(/6/The)fee table information of the underlying funds was provided to Transamerica by the underlying funds, and Transamerica has not and cannot independently verify the accuracy and completeness of such information. Actual future expenses of the funds may be greater or less than those shown in the Table. The expenses are for the fiscal year ended December 31, 2001, unless otherwise stated.

(/7/Atlas)Advisers, Inc. has agreed to reduce its advisory fee and assume expenses of the Balanced Growth Portfolio to the extent necessary to limit the Portfolio's total direct annual operating expenses to 0.50%. The Portfolio will also indirectly bear its pro rata share of fees and expenses incurred by the underlying Atlas Funds.


  The prospectus for the Atlas Balanced Growth Portfolio provides specific information on the fees and expenses of the Portfolio and the expense ratios for each of the underlying Atlas Funds in which the Portfolio will invest. The range of the average weighted expense ratio for the Portfolio, including such indirect expenses is expected to be 1.62% to 1.70%. A range is provided since the average assets of the Portfolio invested in each of the underlying Atlas Funds will fluctuate. Without fee reductions and expense absorptions by Atlas Advisers, during the fiscal period ended December 31, 2001, the Portfolio's ratio of expenses to average net assets would have been 0.76%.


(/8/Because)the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.


(/9/This)portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be: 2.35% to 3.00%, Aggressive Asset Allocation; 2.26% to 2.91%, Conservative Asset Allocation; 2.29% to 2.94%, Moderate Asset Allocation; and 2.33% to 2.98%, Moderately Aggressive Asset Allocation.


(/10/Effective)September 1, 2000, the Janus Global portfolio (A/T) was closed to new investors.


(/11/Although)not contractually obligated to do so, the shareholder services provider will waive certain amounts. Total Portfolio Annual Expenses before waivers for the High Income Bond Fund II and the Utility Fund II were 1.01% and 1.17%, respectively.


(/12/Expenses)are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

EXAMPLES--TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect a mortality and expense risk fee of 1.25% for the guaranteed minimum death benefit, which is the greater of the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit.


                                                                                 If the Policy is annuitized at
                                                 If the Policy is surrendered    the end of the applicable time
                                                 at the end of the applicable   period or if the Policy is still
                                                         time period.              in the accumulation phase.
                                 ----------------------------------------------------------------------------
                                                                         10
  Subaccounts                                   1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years   10 Years
------------------------------------------------------------------------------------------------------------------
  Atlas Balanced Growth(/1/)                    $   82 $   102 $   123 $   222 $    19  $    60 $    103  $    222
------------------------------------------------------------------------------------------------------------------
  Aggressive Asset Allocation                   $   91 $   126 $   164 $   305 $    28  $    84 $    144  $    305
------------------------------------------------------------------------------------------------------------------
  Conservative Asset Allocation                 $   91 $   128 $   166 $   309 $    28  $    86 $    146  $    309
------------------------------------------------------------------------------------------------------------------
  Moderate Asset Allocation                     $   91 $   127 $   165 $   308 $    28  $    85 $    145  $    308
------------------------------------------------------------------------------------------------------------------
  Moderately Aggressive Asset Allocation        $   91 $   127 $   164 $   306 $    28  $    85 $    144  $    306
------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth                       $   87 $   116 $   147 $   271 $    24  $    74 $    127  $    271
------------------------------------------------------------------------------------------------------------------
  Capital Guardian Value                        $   87 $   115 $   145 $   268 $    24  $    73 $    125  $    268
------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value                       $   86 $   114 $   144 $   265 $    23  $    72 $    124  $    265
------------------------------------------------------------------------------------------------------------------
  Janus Global (A/T)                            $   87 $   115 $   146 $   269 $    24  $    73 $    126  $    269
------------------------------------------------------------------------------------------------------------------
  Janus Growth (A/T)                            $   86 $   114 $   143 $   263 $    23  $    72 $    123  $    263
------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity Income                   $   86 $   114 $   143 $   264 $    23  $    72 $    123  $    264
------------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth Stock                    $   86 $   114 $   144 $   265 $    23  $    72 $    124  $    265
------------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging Growth                    $   87 $   114 $   144 $   266 $    24  $    72 $    124  $    266
------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund--Series I shares         $   86 $   113 $   142 $   262 $    23  $    71 $    122  $    262
------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund--Series I shares    $   86 $   111 $   139 $   255 $    23  $    69 $    119  $    255
------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund--
   Series I shares                              $   86 $   112 $   140 $   258 $    23  $    70 $    120  $    258
------------------------------------------------------------------------------------------------------------------
  Alliance Growth--Class B                      $   88 $   120 $   154 $   285 $    25  $    78 $    134  $    285
------------------------------------------------------------------------------------------------------------------
  Alliance Premier Growth--Class B              $   90 $   126 $   162 $   302 $    27  $    84 $    142  $    302
------------------------------------------------------------------------------------------------------------------
  Alliance Technology--Class B                  $   91 $   127 $   164 $   306 $    28  $    85 $    144  $    306
------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth
   Fund, Inc.--Initial Class                    $   85 $   110 $   137 $   251 $    22  $    68 $    117  $    251
------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation--Initial Class      $   85 $   110 $   137 $   251 $    22  $    68 $    117  $    251
------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF--Disciplined Stock--Initial Class $   85 $   111 $   138 $   254 $    22  $    69 $    118  $    254
------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF--Growth and Income--
   Initial Class                                $   85 $   111 $   138 $   253 $    22  $    69 $    118  $    253
------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF--Quality Bond--Initial Class      $   85 $   109 $   135 $   248 $    22  $    67 $    115  $    248
------------------------------------------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap--Initial Class         $   85 $   111 $   137 $   252 $    22  $    69 $    117  $    252
------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II            $   85 $   110 $   136 $   249 $    22  $    68 $    116  $    249
------------------------------------------------------------------------------------------------------------------
  Federated Utility Fund II                     $   87 $   114 $   144 $   266 $    24  $    72 $    124  $    266
------------------------------------------------------------------------------------------------------------------
  Janus Aspen--Aggressive Growth                $   87 $   114 $   144 $   266 $    24  $    72 $    124  $    266
------------------------------------------------------------------------------------------------------------------
  Janus Aspen--Balanced                         $   86 $   114 $   144 $   265 $    23  $    72 $    124  $    265
------------------------------------------------------------------------------------------------------------------
  Janus Aspen--Growth                           $   86 $   114 $   144 $   265 $    23  $    72 $    124  $    265
------------------------------------------------------------------------------------------------------------------
  Janus Aspen--International Growth             $   87 $   116 $   146 $   270 $    24  $    74 $    126  $    270
------------------------------------------------------------------------------------------------------------------
  Janus Aspen--Worldwide Growth                 $   87 $   115 $   145 $   268 $    24  $    73 $    125  $    268

EXAMPLES--TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable subaccount, and assuming both the Managed Annuity Program and the Beneficiary Earnings Enhancement--Extra have been selected:

The expenses reflect a mortality and expense risk fee of 1.25% for the guaranteed minimum death benefit, which is the greater of the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit.


                               If the Policy is
                                 surrendered         If the Policy is annuitized at
                              at the end of the      the end of the applicable time
                                  applicable        period or if the Policy is still
                                 time period.          in the accumulation phase.
                                     ------------------------------------------------
                             1     3     5    10
  Subaccounts               Year Years Years Years 1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------
  Atlas Balanced
   Growth(/1/)              $ 93 $134  $178  $339  $    30 $     92 $    158 $    339
-------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation               $101 $159  $218  $414  $    38 $    117 $    198 $    414
-------------------------------------------------------------------------------------
  Conservative Asset
   Allocation               $102 $160  $220  $418  $    39 $    118 $    200 $    418
-------------------------------------------------------------------------------------
  Moderate Asset
   Allocation               $101 $159  $219  $417  $    38 $    117 $    199 $    417
-------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset Allocation         $101 $159  $218  $415  $    38 $    117 $    198 $    415
-------------------------------------------------------------------------------------
  Alger Aggressive Growth   $ 98 $148  $201  $383  $    35 $    106 $    181 $    383
-------------------------------------------------------------------------------------
  Capital Guardian Value    $ 97 $147  $200  $380  $    34 $    105 $    180 $    380
-------------------------------------------------------------------------------------
  Dreyfus Small Cap Value   $ 97 $147  $198  $377  $    34 $    105 $    178 $    377
-------------------------------------------------------------------------------------
  Janus Global (A/T)        $ 98 $148  $200  $381  $    35 $    106 $    180 $    381
-------------------------------------------------------------------------------------
  Janus Growth (A/T)        $ 97 $146  $197  $376  $    34 $    104 $    177 $    376
-------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                   $ 97 $146  $198  $376  $    34 $    104 $    178 $    376
-------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                    $ 97 $147  $198  $377  $    34 $    105 $    178 $    377
-------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                   $ 97 $147  $199  $378  $    34 $    105 $    179 $    378
-------------------------------------------------------------------------------------
  AIM V.I. Growth Fund--
   Series I shares          $ 97 $146  $197  $375  $    34 $    104 $    177 $    375
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity
   Fund--Series I shares    $ 96 $144  $194  $369  $    33 $    102 $    174 $    369
-------------------------------------------------------------------------------------
  AIM V.I. Premier Equity
   Fund--Series I shares    $ 97 $145  $195  $372  $    34 $    103 $    175 $    372
-------------------------------------------------------------------------------------
  Alliance Growth--Class B  $ 99 $152  $208  $396  $    36 $    110 $    188 $    396
-------------------------------------------------------------------------------------
  Alliance Premier
   Growth--Class B          $101 $158  $216  $412  $    38 $    116 $    196 $    412
-------------------------------------------------------------------------------------
  Alliance Technology--
   Class B                  $101 $159  $218  $415  $    38 $    117 $    198 $    415
-------------------------------------------------------------------------------------
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc.--Initial
   Class                    $ 96 $143  $192  $365  $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------
  Dreyfus VIF--
   Appreciation--Initial
   Class                    $ 96 $143  $192  $365  $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------
  Dreyfus VIF--Disciplined
   Stock--Initial Class     $ 96 $144  $193  $368  $    33 $    102 $    173 $    368
-------------------------------------------------------------------------------------
  Dreyfus VIF--Growth and
   Income--Initial Class    $ 96 $143  $193  $367  $    33 $    101 $    173 $    367
-------------------------------------------------------------------------------------
  Dreyfus VIF--Quality
   Bond--Initial Class      $ 96 $142  $191  $363  $    33 $    100 $    171 $    363
-------------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap--
   Initial Class            $ 96 $143  $192  $366  $    33 $    101 $    172 $    366
-------------------------------------------------------------------------------------
  Federated High Income
   Bond Fund II             $ 96 $142  $191  $364  $    33 $    100 $    171 $    364
-------------------------------------------------------------------------------------
  Federated Utility Fund
   II                       $ 97 $147  $199  $378  $    34 $    105 $    179 $    378
-------------------------------------------------------------------------------------
  Janus Aspen--Aggressive
   Growth                   $ 97 $147  $199  $378  $    34 $    105 $    179 $    378
-------------------------------------------------------------------------------------
  Janus Aspen--Balanced     $ 97 $147  $198  $377  $    34 $    105 $    178 $    377
-------------------------------------------------------------------------------------
  Janus Aspen--Growth       $ 97 $147  $198  $377  $    34 $    105 $    178 $    377
-------------------------------------------------------------------------------------
  Janus Aspen--
   International Growth     $ 98 $148  $201  $382  $    35 $    106 $    181 $    382
-------------------------------------------------------------------------------------
  Janus Aspen--Worldwide
   Growth                   $ 97 $147  $200  $380  $    34 $    105 $    180 $    380


(/1/These)examples do not include the portion of the expenses incurred by each of the underlying Atlas Funds which are indirectly borne by the Portfolio.

Tables A and B will assist you in understanding the costs and expenses of the policy and the underlying funds that you will bear, directly or indirectly. These include the 2001 expenses of the underlying funds unless otherwise stated. In addition to the expenses listed above, premium taxes, currently ranging from 0% to 3.50% of premium payments may be applicable.


The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

1. THE ANNUITY POLICY

This prospectus describes the Atlas Portfolio Builder Variable Annuity policy offered by Transamerica Life Insurance Company through Atlas Securities, Inc.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $500 or more, until the annuity commencement date. However, you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the variable portion. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices during the income phase. However, if you annuitize under the Managed Annuity Program, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that Transamerica guarantees will not decrease during each one year period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

.. Transamerica receives all information needed to issue the policy; .. Transamerica receives a minimum initial premium payment; and

.. owner and annuitant are age 85 or younger, however, Transamerica reserves the right to issue policies up to age 90 (may be lower for qualified policies).


We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment must be at least:

.. $5,000 for nonqualified policies; and .. $2,000 for qualified policies.

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, we allow premium payments up to $500,000.


We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.


Additional Premium Payments

Additional premium payments must be at least $500. You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant during the accumulation phase. We will credit additional premium payments to your policy as of the business day Transamerica receives your premium and required information at our administrative and service office. Additional premium payments must be received by Transamerica before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

You may change allocations for future additional premium payments by sending us written instructions or generally by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The separate account currently consists of twenty-seven subaccounts.

The subaccounts invest in shares of the underlying funds. The companies that provide investment management, investment advisory and administrative services for the underlying funds offered through this policy are listed below. The following investment choices are currently offered through this policy:

ATLAS ADVISERS, INC.
 Atlas Balanced Growth Portfolio

AEGON/TRANSAMERICA FUND ADVISORS, INC.


 Aggressive Asset Allocation


 Conservative Asset Allocation


 Moderate Asset Allocation


 Moderately Aggressive Asset Allocation


FRED ALGER MANAGEMENT, INC.


 Alger Aggressive Growth


CAPITAL GUARDIAN TRUST COMPANY


 Capital Guardian Value


SUBADVISED BY THE DREYFUS CORPORATION


 Dreyfus Small Cap Value


SUBADVISED BY JANUS CAPITAL CORPORATION


 Janus Growth (A/T)


T. ROWE PRICE ASSOCIATES, INC.


 T. Rowe Price Equity Income


 T. Rowe Price Growth Stock

VAN KAMPEN ASSET MANAGEMENT INC.
 Van Kampen Emerging Growth

A I M ADVISORS, INC.

 AIM V.I. Growth Fund--Series I shares


 AIM V.I. Core Equity Fund--Series I shares


 AIM V.I. Premier Equity Fund-- Series I shares


ALLIANCE CAPITAL MANAGEMENT L.P.
 Alliance Growth Portfolio--Class B
 Alliance Premier Growth Portfolio--Class B
 Alliance Technology Portfolio--Class B

THE DREYFUS CORPORATION
 The Dreyfus Socially Responsible Growth Fund, Inc.--Initial Class Dreyfus VIF--Appreciation Portfolio-- Initial Class
 Dreyfus VIF--Disciplined Stock Portfolio-- Initial Class
 Dreyfus VIF--Growth and Income Portfolio-- Initial Class
 Dreyfus VIF--Quality Bond Portfolio-- Initial Class
 Dreyfus VIF--Small Cap Portfolio-- Initial Class

FEDERATED INVESTMENT MANAGEMENT COMPANY
 Federated High Income Bond Fund II
 Federated Utility Fund II

JANUS CAPITAL CORPORATION
 Janus Aspen--Aggressive Growth Portfolio
 Janus Aspen--Balanced Portfolio
 Janus Aspen--Growth Portfolio
 Janus Aspen--International Growth Portfolio
 Janus Aspen--Worldwide Growth Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

JANUS CAPITAL CORPORATION
 Janus Global (A/T)

The general public may not purchase these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying funds to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different funds or portfolios, and may be based on the amount of assets that Transamerica or the separate account invests in the underlying funds.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Fixed Account

The fixed account currently consists of guaranteed period options and a one year fixed option.

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account are not registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will never be less than 3.0% per year. At the end of an option period, the value in that period option will automatically be transferred into a new period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period.

Full and partial surrenders from a guaranteed period option of the fixed account (other than at the end of a guaranteed period) are subject to an excess interest adjustment. This adjustment will also be to amounts that you apply to an annuity payment option. However, surrenders from the one year fixed option of the fixed account will never be subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3.0% per year, however.

You bear the risk that we will not credit interest greater than 3.0% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount as often as you wish, within certain limitations as described below.

Transfers from the guaranteed period options of the fixed account are allowed only under the following circumstances:
..  Transfers at the end of a guaranteed period option. No excess interest adjustment will apply to these transfers.
.. Transfers of amounts equal to interest credited to the guaranteed period options of the fixed account on a monthly, quarterly, semi-annual or annual basis. No excess interest adjustment will apply to these transfers. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Transfers from the one year fixed option to any of the other investment choices generally are permitted without an excess interest adjustment.

Each transfer from a subaccount must be at least $500, or the entire subaccount value. Transfers out of the fixed account of amounts equal to interest credited to the guaranteed period options of the fixed account must be at least $50. If less than $500 remains, then we reserve the right to include that amount in the transfer. Transfers must be received by Transamerica while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase of your policy, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers generally may be made by telephone, subject to the limitations described under "Telephone Transactions."

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimum). Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge in excess of 12 transfers per year may apply.


Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on a portfolio's operations, or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit market timing. Do not invest with us if you are a market timer.


4. PERFORMANCE

Transamerica and Atlas periodically advertise performance of the underlying funds. Performance figures might not reflect charges for options or riders. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain underlying funds, performance may be shown for the period commencing from the inception date of the underlying fund (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment, if applicable, and decreased by any applicable surrender charge. We may deduct a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses.

You can withdraw up to 10% of your cumulative premium payments each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage and is determined at the time of the surrender. If you withdraw money in excess of the free percentage, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the first five policy years:


                                                             Surrender Charge
                                                            (as a percentage of
     Policy Year                                            premium withdrawn)
-------------------------------------------------------------------------------
         1                                                            7%
-------------------------------------------------------------------------------
         2                                                            7%
-------------------------------------------------------------------------------
         3                                                            6%
-------------------------------------------------------------------------------
         4                                                            5%
-------------------------------------------------------------------------------
         5                                                            4%
-------------------------------------------------------------------------------
         6+                                                           0%

Surrender charges are based only on policy years. No surrender charge will be applied after the fifth policy year. For example, an additional premium payment in policy year four would only be subject to a 5% surrender charge for one year and a 4% surrender charge for a second year.

The application of the cumulative free percentage is shown in the following example. Assume your premium payments total $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $700 on the remaining $10,000 (7% of $30,000--$20,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of policy year 2 and you surrender your policy. You would pay a surrender charge of $5,600 [7% of ($100,000--($100,000 X 20%)].

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge and any applicable excess interest adjustment from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, premium payments are deemed to be withdrawn before earnings. After all premium payments are withdrawn, the remaining adjusted policy value may be withdrawn free from any surrender charges.

Surrender charges are waived if you withdraw money under the Nursing Care and Terminal Condition Withdrawal Option.

Surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal tax penalty. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Excess Interest Adjustment

Surrenders of cash value from the guaranteed period options of the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. The mortality and expense risk fee is at an annual rate of 1.25%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This daily charge is equal to an annual rate of 0.15% per year of the daily net asset value of the separate account during the accumulation phase and the income phase.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
..  you elect to begin receiving annuity payments;
..  you surrender the policy; or
..  the annuitant dies and a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

Currently there is no charge for transfers. However, if you make more than 12 transfers per year before the annuity commencement date, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Managed Annuity Program

If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Beneficiary Earnings Enhancement--Extra

If you elect the Beneficiary Earnings Enhancement--Extra, there is an annual fee equal to 0.50% or 0.60% of the policy value in the subaccounts for the 50% and 75% initial death benefit options, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A list of these expenses is found in the "Annuity Policy Fee Table" section of this prospectus. See the prospectuses for the underlying funds for more information.

6. FAMILY PROTECTION FEATURE

We will pay a death benefit to the beneficiary you name, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an amount payable under one of the annuity payment options or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit IF:
.. you are both the annuitant and an owner of the policy; and .. you die before the annuity commencement date.

We will also pay a death benefit to your beneficiary IF:
..  you are not the annuitant; and
.. the annuitant dies before the annuity commencement date; and .. you specifically requested that the death benefit be paid upon the annuitant's death.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

Distribution requirements apply upon the death of an owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and
.. you die on or after the annuity commencement date; and .. the entire interest in the policy has not been paid to you;
THEN:
.. the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:
..  you are not the annuitant; and
.. the annuitant dies prior to the annuity commencement date; and .. you did not specifically request that the death benefit be paid to the beneficiary upon the annuitant's death;
THEN:
..  you will become the new annuitant and the policy will continue.

IF:
..  you are not the annuitant; and
..  you die prior to the annuity commencement date;
THEN:
.. the new owner must surrender the policy within five years of your death for the adjusted policy value.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice Transamerica receives.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit, which is based on the age of the annuitant on the policy date. The death benefit will be the greatest of:
.. policy value on the date we receive the required information; or .. cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

.. guaranteed minimum death benefit, if any, (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.


Death benefit payments may be subject to certain federal income tax requirements that are summarized in the SAI.

Guaranteed Minimum Death Benefit

If the annuitant(s) is younger than age 75 on the policy date, the guaranteed minimum death benefit is the greater of:
.. A 5% Annually Compounding Death Benefit. Total premium payments, less any adjusted partial surrenders, plus interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death (but not later than your 76th birthday); or
.. An Annual Step-Up Death Benefit. On each policy anniversary before your 76th birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:
  . the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus
  .  any premium payments you have made since then; minus
  .  any adjusted partial surrenders we have paid to you since then.

If the annuitant(s) is age 75 or older on the policy date, the guaranteed minimum death benefit is a Return of Premium.

IF:
..  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
..  the guaranteed minimum death benefit is greater than the policy value;
THEN:
.. we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

7. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in two ways:
.. by making a surrender (either a complete or partial surrender); or .. by taking systematic payouts.

Surrenders

If you want to make a complete surrender, you will receive:
..  the value of your policy; plus or minus
..  any excess interest adjustment; minus
..  any applicable surrender charges, premium taxes, and rider or option fees.

If you want to take a partial surrender, in most cases it must be for at least $250. You must tell us how you want the surrender to be allocated among the various investment choices.

You may take up to 10% of your cumulative premium payments free of surrender charges each policy year. The free amount is cumulative so any free amount not taken one year is available to be taken the following year free of surrender charges. Remember that any surrender you take out will reduce the policy value and the amount of the death benefit. See Section 6, "Family Protection Feature," for more details.

Any amount withdrawn without a surrender charge being imposed (eg., nursing home & terminal condition withdrawal, required minimum distributions) will reduce the free amount available.

Surrenders may be subject to a surrender charge. Surrenders from the guaranteed period options of the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date Transamerica receives all required information at our Administrative and Service Office. Transamerica may defer such payment from the separate account if:

..  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or .. an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.


Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Generally, any amount withdrawn from a guaranteed period option during a policy year in excess of cumulative interest credited is subject to an excess interest adjustment.

There will be no excess interest adjustment on any of the following:
..  nursing care and terminal condition withdrawals;
..  periodic surrenders of amounts equal to cumulative interest credited to the guaranteed period options of the fixed account;
..  surrenders to satisfy any minimum distribution requirements;
..  Systematic Payout Option payments, which do not exceed the cumulative interest credited to the guaranteed period options of the fixed account; and .. surrenders, partial surrenders and transfers from the one year fixed option to any other investment choice.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may be made on amounts applied to an annuity payment option.

The excess interest adjustment may vary by state and may not be applicable in all states.

8. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85. We may allow a later annuity commencement date, but in no event will that date be later than the last day of the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

A charge for premium taxes and an excess interest adjustment, if applicable, may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and Transamerica agree to. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:

..  No Period Certain (fixed or variable)--Payments will be made only during the annuitant's lifetime.
..  10 Years Certain (fixed or variable)--Payments will be made for the longer of the annuitant's lifetime or ten years.
.. Guaranteed Return of Policy Proceeds (fixed only)--Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. No Period Certain (fixed or variable)--Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5.

The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual net investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Managed Annuity Program.

Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and
..  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment(s);
THEN:
..  we may make only one (two, three, etc.) annuity payment(s).

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. The following discussion assumes the policy qualifies as an annuity for federal income tax purposes. Transamerica has included an additional discussion regarding taxes and the qualification of the policy as an annuity for tax purposes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy--qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your policy until a distribution occurs--either as a surrender or as annuity payments.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.


Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.
.. Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders--Qualified Policies

The information set forth herein describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

..  the amount that can be contributed to the policy during any year;

..  the time when amounts can be paid from the policies; and


..  the amount of any death benefit that may be allowed.


In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders--403(b) Policies

The Internal Revenue Code limits surrender from certain 403(b) policies. Surrenders can generally only be made when an owner:

..  reaches age 59 1/2;
..  leaves his/her job;
..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders--Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy during the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (Any excess interest adjustment resulting from a surrender may affect the amount on which you are taxed, but the treatment of excess interest adjustments is uncertain. You should consult a tax adviser if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from premium payments made prior to August 14, 1982.

All non-qualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

..  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
.. if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

.. Fixed payments--by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
.. Variable payments--by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the Policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.


It is unclear whether stablized annuity payments under the Managed Annuity Program should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax adviser on these issues.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, designation, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the Beneficiary Earnings Enhancement and the Beneficiary Earnings Enhancement--Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Beneficiary Earnings Enhancement, Beneficiary Earnings Enhancement--Extra or any other optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your cumulative premium payments free of surrender charges. Payments that are less than the amount of cumulative interest credited to the guaranteed payment options of the fixed account, less any prior interest surrenders, are available without an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. There is no charge for this benefit.

Systematic payments may have tax consequences.

Managed Annuity Program

The optional Managed Annuity Program assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you can apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 91 years old or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:

..  the minimum income base on the rider date; plus
..  any subsequent premium payments; minus
..  any subsequent surrenders;
..  each of which is accumulated at the annual growth rate from the date of each transaction; minus
..  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  the annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  we will make only one (two, three, etc.) annuity payments.

IF:
..  you annuitize using the Managed Annuity Program before the 10th rider anniversary;
THEN:
..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age.

NOTE CAREFULLY: An annuity factor age adjustment results in all payments being lower than if an annuity factor age adjustment was not used, and the difference can be substantial


See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

  Number
    of
  Years
  Since
   the         Age Adjustment:
  Rider        Number of Years
   Date    Subtracted from Your Age
-----------------------------------
   0-1                10
-----------------------------------
   1-2                 9
-----------------------------------
   2-3                 8
-----------------------------------
   3-4                 7
-----------------------------------
   4-5                 6
-----------------------------------
   5-6                 5
-----------------------------------
   6-7                 4
-----------------------------------
   7-8                 3
-----------------------------------
   8-9                 2
-----------------------------------
   9-10                1
-----------------------------------
    >10                0

Managed Annuity Program Annuity Payments. The minimum income base is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.


Moreover, the initial payment guarantee also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0 % assumed investment return) that provide for higher payment levels for a given adjusted policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
..  the new fees, thresholds and factors may be higher (or lower) than before;
   and
..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect to upgrade.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:
..  If you annuitize at any time other than indicated above, you cannot use the
   Managed Annuity Program.
.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:
.. the date we receive written notice from you requesting termination of the Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);
.. upgrade of the minimum income base (although a new rider will be issued); .. termination of your policy; or .. 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program may vary by state and may not be available in all states.

For policies sold in Minnesota and New Jersey, certain provisions differ from the above description. Minnesota and New Jersey residents should see the separate supplement describing this feature for their state.


Beneficiary Earnings Enhancement

The optional Beneficiary Earnings Enhancement pays an additional death benefit amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable under the policy, and (c) there are rider earnings when the death benefit is calculated. The Beneficiary Earnings Enhancement is available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:
.. the Beneficiary Earnings Enhancement factor (see below) multiplied by .. the rider earnings on the date the death benefit is calculated.

Rider earnings equal:
..  the policy death benefit; minus
..  policy value on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse has the following options:

.. Continue the policy and receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or
.. Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Beneficiary Earnings Enhancement based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Beneficiary Earnings Enhancement amount is payable.

Rider Fee. A rider fee, currently 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits because there are no rider earnings.

Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or .. the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.


The Beneficiary Earnings Enhancement may vary by state and may not be available in all states.

Beneficiary Earnings Enhancement--Extra

The optional Beneficiary Earnings Enhancement--Extra pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement--Extra is available for issue ages through age 75.

Additional Death Benefit Amount. The additional death benefit is only payable if you elected the rider at least five years prior to the death triggering the payment of the policy death benefit, and a death benefit is payable under the policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:

..  benefit option (40% for issues ages through age 70 and 25% for ages 71-75)
   multiplied by the sum of:
  .  future growth (see below); and

  . the initial death benefit option (see below) multiplied by the policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of the surrender.


Future growth equals:
..  the policy death benefit payable; minus
..  the death benefit on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the future growth on the date of the surrender.

The initial death benefit option, either 50% or 75%, is selected by you at the time you elect this rider. If an additional death benefit is payable, the 75% initial death benefit option will generally provide a larger additional death benefit amount than the 50% initial death benefit option. Please note that you pay a higher fee for the 75% initial death benefit option than for the 50% initial death benefit option.


No benefit is payable under the Beneficiary Earnings Enhancement--Extra if the policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). In other words, no additional death benefit is generally payable if:


.. For the 75% initial death benefit option--the policy death benefit payable is less than 25% of the adjusted policy death benefit at the time the rider was added; or


.. For the 50% initial death benefit option--the policy death benefit payable is less than 50% of the adjusted policy death benefit at the time the rider was added.


For purposes of computing taxable gains, both the death benefit payable under the policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and additional death benefit, the spouse will receive a one-time policy value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.


Rider Fee. A rider fee, 0.50% of the policy value for the 50% initial death benefit option and 0.60% of the policy value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:
.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or .. the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement--Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement--Extra may vary by state and may not be available in all states

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender under certain circumstances after you or your spouse has been:
.. confined in a hospital or nursing facility for 30 days in a row; or .. diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit. The minimum surrender under this option is $1,000.


This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone unless you elect otherwise on the application.

You will be required to provide certain information for identification purposes to Transamerica and Atlas when requesting a transaction by telephone and we may record your telephone call. Transamerica may also require written confirmation of your request. Neither Transamerica nor Atlas will be liable for following the instructions to telephone requests that they believe are genuine. Transamerica reserves the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.

Telephone requests must be received by Transamerica and Atlas while the New York Stock Exchange is open to get same-day pricing of the transaction. This option may be discontinued at any time.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the one year fixed option into one or more variable subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a Dollar Cost Averaging Program will begin. The instructions must include:
..  the subaccounts into which money from the one year fixed account is to be transferred; and
..  either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the
.. number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at any time.

Only one Dollar Cost Averaging Program can run at one time. This means that any addition to a Dollar Cost Averaging Program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a Dollar Cost Averaging Program.

Any amount in the one year fixed account for which we have not received complete and clear instructions will remain in the Dollar Cost Averaging fixed account until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the one year fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging Program during all economic conditions.

We may credit different interest rates for Dollar Cost Averaging Programs of varying time periods. If you discontinue the Dollar Cost Averaging Program before its completion, then the interest credited on amounts in the one year fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is a charge for this benefit.


The Dollar Cost Averaging Program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.


Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time, free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging Program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. Asset rebalancing ignores amounts in the guaranteed period options of the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually based on the policy date.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy at any time during your lifetime. Transamerica will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Separate Account VA A, formerly PFL Life Variable Annuity Account A, under the laws of the State of Iowa on February 17, 1997. The separate account receives and invests the premium payments under the policies that are allocated to the separate account for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses, whether or not realized, from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.

The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the prospectuses for the underlying funds for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange' under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).


You may decide to surrender your policy and transfer your money directly to another life insurance company. You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying funds held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. It was incorporated in Pennsylvania on March 12, 1986. The policies are sold through registered representatives of Atlas. Commissions of up to 6.58% of premium payments will be paid to Atlas under its agreement with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also, in conjunction with Atlas, pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:
..  The administrative charge;
..  The surrender charge;
..  The mortality and expense risk fee;
..  Revenues, if any, that Transamerica receives from the underlying portfolios or their managers; and
..  Investment earnings on amounts allocated to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the separate account.

Pending regulatory approvals, Transamerica intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Insurance Marketplace Standards Association

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy--General Provisions
Managed Annuity Program-- Additional Information
Beneficiary Earnings Enhancement-- Additional Information
Beneficiary Earnings Enhancement--Extra-- Additional Information
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.


                                       Accumulation                 Number of
                                        Unit Value  Accumulation   Accumulation
                                       at Beginning Unit Value at  Units at End
  Subaccount                             of Year     End of Year     of Year
--------------------------------------------------------------------------------
  Atlas Balanced Growth
   2001...............................  $ 1.334475   $ 1.208806   16,946,045.766
   2000...............................  $ 1.395432   $ 1.334475   15,771,118.212
   1999...............................  $ 1.093398   $ 1.395432   11,200,977.172
   1998...............................  $ 0.983756   $ 1.093398   11,389,300.902
   1997(/1/)..........................  $ 1.000000   $ 0.983756    3,469,693.985
--------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001...............................  $ 0.698100   $ 0.575129      821,843.884
   2000(/2/)..........................  $ 1.000000   $ 0.698100      823,576.590
--------------------------------------------------------------------------------
  Capital Guardian Value
   2001...............................  $ 2.202884   $ 2.316504      652,443.704
   2000...............................  $ 2.115695   $ 2.202884      427,961.463
   1999...............................  $ 2.212928   $ 2.115695      506,137.294
   1998...............................  $ 2.086130   $ 2.212928      433,206.587
   1997(/1/)..........................  $ 2.048951   $ 2.086130       44,448.849
--------------------------------------------------------------------------------
  Dreyfus Small Cap Value
   2001...............................  $ 2.495215   $ 3.168906    1,478,749.388
   2000...............................  $ 2.278888   $ 2.495215      651,714.008
   1999...............................  $ 1.785929   $ 2.278888      467,184.374
   1998...............................  $ 1.851229   $ 1.785929      509,101.233
   1997(/1/)..........................  $ 1.968681   $ 1.851229       89,867.657
--------------------------------------------------------------------------------
  Janus Global (A/T)
   2001...............................  $ 1.680897   $ 1.278865   13,304,036.261
   2000...............................  $ 2.067073   $ 1.680897   14,744,626.116
   1999...............................  $ 1.224958   $ 2.067073    7,496,165.763
   1998...............................  $ 0.955350   $ 1.224958    3,285,525.975
   1997(/1/)..........................  $ 1.000000   $ 0.955350      704,269.755
--------------------------------------------------------------------------------
  Janus Growth (A/T)
   2001...............................  $35.200197   $24.920598    1,186,466.759
   2000...............................  $50.230109   $35.200197    1,325,992.824
   1999...............................  $31.898334   $50.230109      925,560.693
   1998...............................  $19.665157   $31.898334      242,873.315
   1997(/1/)..........................  $20.501671   $19.665157       12,277.088
--------------------------------------------------------------------------------
  T. Rowe Price Equity Income
   2001...............................  $ 2.334702   $ 2.352249    3,462,958.455
   2000...............................  $ 2.107761   $ 2.334702    2,332,370.051
   1999...............................  $ 2.065623   $ 2.107761    2,657,573.292
   1998...............................  $ 1.925022   $ 2.065623    1,698,141.538
   1997(/1/)..........................  $ 1.857860   $ 1.925022      156,951.014

                                      Accumulation Accumulation   Number of
                                       Unit Value   Unit Value   Accumulation
                                      at Beginning      at       Units at End
  Subaccount                            of Year    End of Year     of Year
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock
   2001..............................  $3.066258    $2.719986    4,484,889.423
   2000..............................  $3.124914    $3.066258    4,290,376.976
   1999..............................  $2.593121    $3.124914    2,781,922.330
   1998..............................  $2.043487    $2.593121    1,358,408.215
   1997(/1/).........................  $1.990457    $2.043487       98,880.797
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001..............................  $2.245771    $1.478637    7,538,174.793
   2000..............................  $2.585245    $2.245771    7,708,953.531
   1999..............................  $1.277710    $2.585245    3,607,865.342
   1998..............................  $0.943400    $1.277710    1,179,122.693
   1997(/1/).........................  $1.000000    $0.943400      126,110.341
------------------------------------------------------------------------------
  AIM V.I. Growth Fund--
   Series I shares
   2001..............................  $0.734095    $0.478601    1,691,544.455
   2000(/2/).........................  $1.000000    $0.734095    1,680,147.745
------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund--
   Series I shares
   2001..............................  $1.406145    $ 1.06998    1,867,587.627
   2000(/2/).........................  $1.000000    $1.406145      978,870.687
------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund--
   Series I shares
   2001..............................  $1.365146    $1.177056    1,692,363.607
   2000(/2/).........................  $1.000000    $1.365146      979,482.906
------------------------------------------------------------------------------
  Alliance Growth--Class B
   2001..............................  $0.814229    $0.613036      788,355.251
   2000(/2/).........................  $1.000000    $0.814229      670,014.330
------------------------------------------------------------------------------
  Alliance Premier Growth--Class B
   2001..............................  $0.785859    $0.640087    4,230,112.341
   2000(/2/).........................  $1.000000    $0.785859    3,041,991.796
------------------------------------------------------------------------------
  Alliance Technology--Class B
   2001..............................  $0.646582    $0.475293    2,878,170.442
   2000(/2/).........................  $1.000000    $0.646582    2,399,511.749
------------------------------------------------------------------------------
  The Dreyfus Socially Responsible
   Growth Fund, Inc.--Initial Class
   2001..............................  $0.874215    $0.667447      668,935.046
   2000(/2/).........................  $1.000000    $0.874215      359,643.238
------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation--
   Initial Class
   2001..............................  $1.396483    $1.248886    7,131,869.809
   2000..............................  $1.425253    $1.396483    7,731,018.402
   1999..............................  $1.296659    $1.425253    8,301,390.397
   1998..............................  $1.009698    $1.296659    3,327,523.150
   1997(/1/).........................  $1.000000    $1.009698      605,501.874
------------------------------------------------------------------------------
  Dreyfus VIF--Disciplined Stock--
   Initial Class
   2001..............................  $1.334075    $1.140976   10,495,237.386
   2000..............................  $1.488843    $1.334075   12,209,394.998
   1999..............................  $1.274542    $1.488843   10,277,509.233
   1998..............................  $ 1.19838    $1.274542    4,690,029.548
   1997(/1/).........................  $1.000000    $ 1.19838      247,060.402

                                       Accumulation Accumulation   Number of
                                        Unit Value   Unit Value  Accumulation
                                       at Beginning  at End of     Units at
  Subaccount                             of Year        Year      End of Year
------------------------------------------------------------------------------
  Dreyfus VIF--Growth and Income--
   Initial Class
   2001...............................  $1.198098    $1.112381   4,982,250.155
   2000...............................  $1.262599    $1.198098   5,438,245.011
   1999...............................  $1.095299    $1.262599   4,806,549.375
   1998...............................  $0.993285    $1.095299   3,163,385.885
   1997(/1/)..........................  $1.000000    $0.993285     201,499.858
------------------------------------------------------------------------------
  Dreyfus VIF--Quality Bond--Initial
   Class
   2001...............................  $1.155013    $1.215185   7,718,858.399
   2000...............................  $1.053187    $1.155013   3,844,443.925
   1999...............................  $1.066053    $1.053187   5,188,912.039
   1998...............................  $1.024710    $1.066053   4,940,300.961
   1997(/1/)..........................  $1.000000    $1.024710     377,687.374
------------------------------------------------------------------------------
  Dreyfus VIF--Small Cap--Initial
   Class
   2001...............................  $1.217020    $1.126688   4,095,010.706
   2000...............................  $1.089091    $1.217020   3,697,123.171
   1999...............................  $0.896739    $1.089091   2,680,811.514
   1998...............................  $0.941704    $0.896739   2,709,276.044
   1997(/1/)..........................  $1.000000    $0.941704     397,321.058
------------------------------------------------------------------------------
  Federated High Income Bond Fund II
   2001...............................  $0.932407    $0.932168   2,635,486.731
   2000...............................  $1.039161    $0.932407   2,531,424.524
   1999...............................  $1.029959    $1.039161   3,030,970.070
   1998...............................  $1.016935    $1.029959   2,819,023.591
   1997(/1/)..........................  $1.000000    $1.016935     178,054.703
------------------------------------------------------------------------------
  Federated Utility Fund II
   2001...............................  $1.129197    $0.960731   2,537,359.461
   2000...............................  $1.268683    $1.129197   3,252,501.676
   1999...............................  $1.265017    $1.268683   3,517,145.195
   1998...............................  $1.125700    $1.265017   1,492,268.116
   1997(/1/)..........................  $1.000000    $1.125700      64,830.195
------------------------------------------------------------------------------
  Janus Aspen--Aggressive Growth--
   Service Shares
   2001...............................  $0.673903    $0.401433   3,525,348.295
   2000(/2/)..........................  $1.000000    $0.673903   3,437,470.793
------------------------------------------------------------------------------
  Janus Aspen--Balanced--Service
   Shares
   2001...............................  $0.972026    $0.911519   5,945,823.519
   2000(/2/)..........................  $1.000000    $0.972026   1,775,293.700
------------------------------------------------------------------------------
  Janus Aspen--Growth--Service Shares
   2001...............................  $0.807590    $ 0.59807   4,031,701.225
   2000(/2/)..........................  $1.000000    $0.807590   3,043,079.985
------------------------------------------------------------------------------
  Janus Aspen--International Growth--
   Service Shares
   2001...............................  $0.787874    $0.594883   3,696,237.627
   2000(/2/)..........................  $1.000000    $0.787874   2,748,641.776
------------------------------------------------------------------------------
  Janus Aspen--Worldwide Growth--
   Service Shares
   2001...............................  $0.887808    $0.677467   1,488,273.960
   2000(/3/)..........................  $1.000000    $0.887808     328,777.428


(/1/)Period from September 30, 1997 through December 31, 1997.
(/2/) Period from May 1, 2000 through December 31, 2000.
(/3/) Period from October 9, 2000 through December 31, 2000.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica and Atlas may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

The yield of a subaccount of the separate account for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional riders. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1. Total returns shown reflect deductions for the mortality and expense risk fee and administrative charges. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

                                    TABLE 1
                     Standard Average Annual Total Returns
    (Assuming A Surrender Charge and No Managed Annuity Program, Beneficiary
       Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)

                                                  Inception
                               1 Year    5 Year    of the        Subaccount
                               Ended     Ended   Subaccount      Inception
  Subaccount                  12/31/01  12/31/01 to 12/31/01        Date
-------------------------------------------------------------------------------
  Atlas Balanced Growth.....   (15.15%)   N/A       4.23%    September 30, 1997
  Aggressive Asset
   Allocation...............    N/A       N/A        N/A        May 1, 2002
  Conservative Asset
   Allocation...............    N/A       N/A        N/A        May 1, 2002
  Moderate Asset
   Allocation...............    N/A       N/A        N/A        May 1, 2002
  Moderately Aggressive
   Asset Allocation.........    N/A       N/A        N/A        May 1, 2002
  Alger Aggressive Growth...   (23.46%)   N/A      (32.96%)     May 1, 2000
  Capital Guardian
   Value(/1/)...............   (0.37%)    N/A       2.55%    September 30, 1997
  Dreyfus Small Cap Value...   21.89%     N/A       11.71%   September 30, 1997
  Janus Global (A/T)(/2/)...   (29.85%)   N/A       5.67%    September 30, 1997
  Janus Growth (A/T)........   (35.21%)   N/A       4.38%    September 30, 1997
  T. Rowe Price Equity
   Income...................   (4.84%)    N/A       5.41%    September 30, 1997
  T. Rowe Price Growth
   Stock....................   (17.05%)   N/A       7.38%    September 30, 1997
  Van Kampen Emerging
   Growth...................   (40.24%)   N/A       9.45%    September 30, 1997
  AIM V.I. Growth Fund--
   Series I shares..........   (40.89%)   N/A      (40.94%)     May 1, 2000
  AIM V.I. Core Equity
   Fund--
   Series I shares..........   (29.84%)   N/A      (28.88%)     May 1, 2000
  AIM V.I. Premier Equity
   Fund--Series I shares....   (19.57%)   N/A      (24.24%)     May 1, 2000
  Alliance Growth--Class B..   (30.66%)   N/A      (29.99%)     May 1, 2000
  Alliance Premier Growth--
   Class B..................   (24.41%)   N/A      (27.92%)     May 1, 2000
  Alliance Technology--Class
   B........................   (32.46%)   N/A      (41.23%)     May 1, 2000
  The Dreyfus Socially
   Responsible Growth Fund,
   Inc.--Initial Class......   (29.58%)   N/A      (25.87%)     May 1, 2000
  Dreyfus VIF--
   Appreciation--
   Initial Class............   (16.32%)   N/A       5.06%    September 30, 1997
  Dreyfus VIF--Disciplined
   Stock--Initial Class.....   (20.28%)   N/A       2.78%    September 30, 1997
  Dreyfus VIF--Growth and
   Income--Initial Class....   (12.85%)   N/A       2.15%    September 30, 1997
  Dreyfus VIF--Quality
   Bond--Initial Class......   (0.32%)    N/A       4.37%    September 30, 1997
  Dreyfus VIF--Small Cap--
   Initial Class............   (13.13%)   N/A       2.47%    September 30, 1997
  Federated High Income Bond
   Fund II..................   (5.63%)    N/A       (2.17%)  September 30, 1997
  Federated Utility Fund
   II.......................   (20.73%)   N/A       (1.45%)  September 30, 1997
  Janus Aspen--Aggressive
   Growth--Service Shares...   (46.60%)   N/A      (47.89%)     May 1, 2000
  Janus Aspen--Balanced--
   Service Shares...........   (11.91%)   N/A       (9.01%)     May 1, 2000
  Janus Aspen--Growth--
   Service Shares...........   (31.91%)   N/A      (31.15%)     May 1, 2000
  Janus Aspen--International
   Growth--Service Shares...   (30.44%)   N/A      (31.40%)     May 1, 2000
  Janus Aspen--Worldwide
   Growth--Service Shares...   (29.62%)   N/A      (32.53%)   October 9, 2000
-------------------------------------------------------------------------------


(/1/)Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.

(/2/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest your money in this subaccount.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed.

                                    TABLE 2

               Non-Standardized Average Annual Total Returns


          (Assuming No Surrender Charge, Managed Annuity Program,

 Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)

                             1 Year    5 Year   Inception of      Subaccount
                             Ended     Ended   the Subaccount     Inception
  Subaccount                12/31/01  12/31/01  to 12/31/01          Date
--------------------------------------------------------------------------------
  Atlas Balanced Growth...   (9.42%)    N/A         4.56%     September 30, 1997
  Aggressive Asset
   Allocation.............    N/A       N/A         N/A          May 1, 2002
  Conservative Asset
   Allocation.............    N/A       N/A         N/A          May 1, 2002
  Moderate Asset
   Allocation.............    N/A       N/A         N/A          May 1, 2002
  Moderately Agrressive
   Asset Allocation.......    N/A       N/A         N/A          May 1, 2002
  Alger Aggressive
   Growth.................   (17.62%)   N/A        (28.22%)   September 30, 1997
  Capital Guardian
   Value(/1/).............    5.16%     N/A         2.93%     September 30, 1997
  Dreyfus Small Cap
   Value..................   27.00%     N/A        11.84%     September 30, 1997
  Janus Global
   (A/T)(/2/).............   (23.92%)   N/A         5.95%        May 1, 2000
  Janus Growth (A/T)......   (29.20%)   N/A         4.69%        May 1, 2000
  T. Rowe Price Equity
   Income.................    0.75%     N/A         5.70%        May 1, 2000
  T. Rowe Price Growth
   Stock..................   (11.29%)   N/A         7.62%        May 1, 2000
  Van Kampen Emerging
   Growth.................   (34.16%)   N/A         9.63%        May 1, 2000
  AIM V.I. Growth Fund--
   Series I shares........   (34.80%)   N/A        (35.70%)      May 1, 2000
  AIM V.I. Core Equity
   Fund--
   Series I shares........   (23.91%)   N/A        (24.37%)      May 1, 2000
  AIM V.I. Premier Equity
   Fund--
   Series I shares........   (13.78%)   N/A        (19.96%)      May 1, 2000
  Alliance Growth--Class
   B......................   (24.71%)   N/A        (25.42%)   September 30, 1997
  Alliance Premier
   Growth--Class B........   (18.55%)   N/A        (23.46%)   September 30, 1997
  Alliance Technology--
   Class B................   (26.49%)   N/A        (35.97%)   September 30, 1997
  The Dreyfus Socially
   Responsible Growth
   Fund, Inc.--Initial
   Class..................   (23.65%)   N/A        (21.52%)      May 1, 2000
  Dreyfus VIF--
   Appreciation--
   Initial Class..........   (10.57%)   N/A         5.36%     September 30, 1997
  Dreyfus VIF--Disciplined
   Stock--Initial Class...   (14.47%)   N/A         3.15%     September 30, 1997
  Dreyfus VIF--Growth and
   Income--Initial Class..   (7.15%)    N/A         2.53%     September 30, 1997
  Dreyfus VIF--Quality
   Bond--
   Initial Class..........    5.21%     N/A         4.69%     September 30, 1997
  Dreyfus VIF--Small Cap--
   Initial Class..........   (7.42%)    N/A         2.84%     September 30, 1997
  Federated High Income
   Bond Fund II...........   (0.03%)    N/A        (1.64%)    September 30, 1997
  Federated Utility Fund
   II.....................   (14.92%)   N/A         0.94%     September 30, 1997
  Janus Aspen--Aggressive
   Growth--
   Service Shares.........   (40.43%)   N/A        (42.13%)      May 1, 2000
  Janus Aspen--Balanced--
   Service Shares.........   (6.22%)    N/A        (5.40%)       May 1, 2000
  Janus Aspen--Growth--
   Service Shares.........   (25.94%)   N/A        (26.52%)      May 1, 2000
  Janus Aspen--
   International Growth--
   Service Shares.........   (24.50%)   N/A        (26.75%)      May 1, 2000
  Janus Aspen--Worldwide
   Growth--
   Service Shares.........   (23.69%)   N/A        (27.19%)    October 9, 2000
--------------------------------------------------------------------------------


(/1/)Prior to October 9, 2000, the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount. The name was changed at that time to reflect changes in the underlying portfolios' adviser and investment policy. The unit values shown reflect the portfolios' performance before (and after) this change.


(/2/)The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.


The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

                                    TABLE 3
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
          (Assuming a Surrender Charge and no Managed Annuity Program,
 Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)

                                                               Corresponding
                                                  10 Year        Portfolio
  Portfolio                      1 Year  5 Year or Inception   Inception Date
-------------------------------------------------------------------------------
  Atlas Balanced Growth.......  (15.15%)  N/A      4.23%     September 30, 1997
  Aggressive Asset
   Allocation.................    N/A     N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation.................    N/A     N/A       N/A         May 1, 2002
  Moderate Asset Allocation...    N/A     N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.................    N/A     N/A       N/A         May 1, 2002
  Alger Aggressive Growth.....  (23.46%) 10.83%    11.93%     December 3, 1992
  Capital Guardian Value......  (0.37%)  6.45%     10.26%     October 2, 1986
  Dreyfus Small Cap Value.....   21.89%  16.20%    14.24%      March 1, 1993
  Janus Global (A/T)(/2/).....  (29.85%) 9.41%     13.67%      March 1, 1994
  Janus Growth (A/T)..........  (35.21%) 8.00%     8.78%+       May 5, 1993
  T. Rowe Price Equity
   Income.....................  (4.84%)  9.10%     13.00%       May 2, 1994
  T. Rowe Price Growth Stock..  (17.05%) 11.04%    15.37%       May 5, 1993
  Van Kampen Emerging Growth..  (40.24%) 13.42%    15.57%    September 15, 1994
  AIM V.I. Growth Fund--Series
   I shares...................  (40.89%) 2.45%     7.31%       June 26, 1992
  AIM V.I. Core Equity Fund--
   Series I shares............  (29.84%) 5.81%     9.82%      January 11, 1996
  AIM V.I. Premier Equity
   Fund--
   Series I shares............  (19.57%) 8.18%     11.84%     October 7, 1993
  Alliance Growth--Class B....  (30.66%) 5.71%     12.36%      April 5, 1993
  Alliance Premier Growth--
   Class B....................  (24.41%) 10.97%    14.05%       May 1, 1996
  Alliance Technology--Class
   B..........................  (32.46%) 10.82%    10.55%       May 2, 1994
  The Dreyfus Socially
   Responsible Growth Fund,
   Inc.--Initial Class........  (29.58%) 6.80%     10.99%     August 31, 1990
  Dreyfus VIF--Appreciation--
   Initial Class..............  (16.32%) 9.33%     12.19%     August 31, 1990
  Dreyfus VIF--Disciplined
   Stock--
   Initial Class..............  (20.28%) 7.73%     9.91%        May 4, 1993
  Dreyfus VIF--Growth and
   Income--
   Initial Class..............  (12.85%) 5.12%     12.03%       May 27, 1993
  Dreyfus VIF--Quality Bond--
   Initial Class..............  (0.32%)  5.05%     6.16%+     January 3, 1995
  Dreyfus VIF--Small Cap--
   Initial Class..............  (13.13%) 6.62%    19.68%+     January 3, 1995
  Federated High Income Bond
   Fund II....................  (5.36%)  0.57%     3.42%      February 2, 1994
  Federated Utility Fund II...  (20.73%) 1.28%     4.32%     February 28, 1994
  Janus Aspen--Aggressive
   Growth--
   Service Shares(/3/)........  (46.60%) 5.70%     10.91%    September 13, 1993
  Janus Aspen--Balanced--
   Service Shares(/3/)........  (11.91%) 12.66%    12.83%    September 13, 1993
  Janus Aspen--Growth--Service
   Shares(/3/)................  (31.91%) 7.00%     9.79%     September 13, 1993
  Janus Aspen--International
   Growth--Service
   Shares(/3/)................  (30.44%) 8.05%     11.85%       May 2, 1994
  Janus Aspen--Worldwide
   Growth--
   Service Shares(/3/)........  (29.62%) 9.35%     14.00%    September 13, 1993
-------------------------------------------------------------------------------

  + Ten Year Date

                                    TABLE 4
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
            (Assuming No Surrender Charge, Managed Annuity Program,
 Beneficiary Earnings Enhancement, or Beneficiary Earnings Enhancement--Extra)

                                                               Corresponding
                                                  10 Year        Portfolio
  Portfolio                      1 Year  5 Year or Inception   Inception Date
-------------------------------------------------------------------------------
  Atlas Balanced Growth.......  (9.42%)   N/A      4.56%     September 30, 1997
  Aggressive Asset
   Allocation.................    N/A     N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation.................    N/A     N/A       N/A         May 1, 2002
  Moderate Asset Allocation...    N/A     N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation.................    N/A     N/A       N/A         May 1, 2002
  Alger Aggressive Growth.....  (17.62%) 10.83%    11.93%     December 3, 1992
  Capital Guardian Value......   5.16%   6.45%     10.26%     October 2, 1986
  Dreyfus Small Cap Value.....   27.00%  16.20%    14.24%      March 1, 1993
  Janus Global (A/T)(/2/).....  (23.92%) 9.41%     13.67%      March 1, 1994
  Janus Growth (A/T)..........  (29.20%) 8.00%     8.78%+       May 5, 1993
  T. Rowe Price Equity
   Income.....................   0.75%   9.10%     13.00%       May 2, 1994
  T. Rowe Price Growth Stock..  (11.29%) 11.04%    15.37%       May 5, 1993
  Van Kampen Emerging Growth..  (34.16%) 13.42%    15.57%    September 15, 1994
  AIM V.I. Growth Fund--Series
   I shares...................  (34.80%) 2.45%     7.31%       June 26, 1992
  AIM V.I. Core Equity Fund--
   Series I shares............  (23.91%) 5.81%     9.82%      January 11, 1996
  AIM V.I. Premier Equity
   Fund-- Series I shares.....  (13.78%) 8.18%     11.84%     October 7, 1993
  Alliance Growth--Class B....  (24.71%) 5.71%     12.36%      April 5, 1993
  Alliance Premier Growth--
   Class B....................  (18.55%) 10.97%    14.05%       May 1, 1996
  Alliance Technology--Class
   B..........................  (26.49%) 10.82%    10.55%       May 2, 1994
  The Dreyfus Socially
   Responsible Growth Fund,
   Inc.--Initial Class........  (23.65%) 6.80%     10.99%     August 31, 1990
  Dreyfus VIF--Appreciation--
   Initial Class..............  (10.57%) 9.33%     12.19%     August 31, 1990
  Dreyfus VIF--Disciplined
   Stock--Initial Class.......  (14.47%) 7.73%     9.91%        May 4, 1993
  Dreyfus VIF--Growth and
   Income--Initial Class......  (7.15%)  5.12%     12.03%       May 27, 1993
  Dreyfus VIF--Quality Bond--
   Initial Class..............   5.21%   5.05%     6.16%+     January 3, 1995
  Dreyfus VIF--Small Cap--
   Initial Class..............  (7.42%)  6.62%    19.68%+     January 3, 1995
  Federated High Income Bond
   Fund II....................  (0.03%)  0.57%     3.42%      February 2, 1994
  Federated Utility Fund II...  (14.92%) 1.28%     4.32%     February 28, 1994
  Janus Aspen--Aggressive
   Growth--
   Service Shares(/3/)........  (40.43%) 5.70%     10.91%    September 13, 1993
  Janus Aspen--Balanced--
   Service Shares(/3/)........  (6.22%)  12.66%    12.83%    September 13, 1993
  Janus Aspen--Growth--Service
   Shares(/3/)................  (25.94%) 7.00%     9.79%     September 13, 1993
  Janus Aspen--International
   Growth--
   Service Shares(/3/)........  (24.50%) 8.05%     11.85%       May 2, 1994
  Janus Aspen--Worldwide
   Growth--
   Service Shares(/3/)........  (23.69%) 9.35%     14.00%    September 13, 1993
-------------------------------------------------------------------------------

  + Ten Year Date
----------------------------------

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(/2/)The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner withdraws all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest your money in this portfolio.
(/3/)Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

                            ATLAS PORTFOLIO BUILDER
                               VARIABLE ANNUITY
                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002
                                    to the
                         Prospectus dated May 1, 2002

                              FOR MINNESOTA ONLY

For Minnesota policies, the optional Family Income Protector is as described in this supplement and not as described in the prospectus. This feature is known as the Managed Annuity Program in the prospectus.

Family Income Protector

The optional "Family Income Protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Family Income Protector will not be issued if you are 85 years old or older.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
..  the policy value on the date the rider is issued; plus
..  any additional premium payments; minus
.. an adjustment for any surrenders made after the date the rider is issued; .. the result of which is accumulated at the annual growth rate written on page one of the rider; minus
..  any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:
..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
.. the new fees, thresholds and factors may be higher (or lower) than before; .. the new annual growth rate may be lower (or higher) than before; and .. you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, 0.35% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:
..     annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
..     upgrade of the minimum annuitization value (although a new rider will be issued);
..     termination of your policy; or
..     30 days after the policy anniversary after your 94th birthday.

                            ATLAS PORTFOLIO BUILDER
                               VARIABLE ANNUITY
                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement Dated May 1, 2002
                                    to the
                         Prospectus dated May 1, 2002

                              FOR NEW JERSEY ONLY

For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.

Managed Annuity Program

The optional Managed Annuity Program can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:
..  the minimum annuitization value on the rider date; plus
..  any additional premium payments; minus
..  an adjustment for any withdrawals made after the rider date;
.. the result of which is accumulated at the annual growth rate; minus .. any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:
..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Note Carefully:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
.. The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:
..  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Minimum Annuitization Value Adjustment. If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:
..  the policy value on the date you annuitize; plus
..  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
.. the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:
.. you annuitize on a rider anniversary; or .. your annuitize on a rider anniversary; or policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

  Number
    of
  Years
  Since
   the         Age Adjustment:
  Rider        Number of Years
   Date    Subtracted from Your Age
-----------------------------------
  0-1                 10
-----------------------------------
  1-2                  9
-----------------------------------
  2-3                  8
-----------------------------------
  3-4                  7
-----------------------------------
  4-5                  6
-----------------------------------
  5-6                  5
-----------------------------------
  6-7                  4
-----------------------------------
  7-8                  3
-----------------------------------
  8-9                  2
-----------------------------------
  9-10                 1
-----------------------------------
  >10                  0
-----------------------------------

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:
..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and .. the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Managed Annuity Program. You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

Note Carefully:
.. If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
..  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
.. If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:
..  the date we receive written notice from you requesting termination of the
   Managed Annuity Program;
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
.. termination of your policy; or 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                      STATEMENT OF ADDITIONAL INFORMATION

                  THE ATLAS PORTFOLIO BUILDER VARIABLE ANNUITY

                                 Issued through

                             SEPARATE ACCOUNT VA A

                                   Offered by
                      TRANSAMERICA LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Atlas Portfolio Builder Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling Atlas Securities, Inc. at 1-800-933-2852, or by writing to Atlas Securities, Inc., World Savings Operations Center, 794 Davis Street, San Leandro, CA, 94577. You may also contact Transamerica Life Insurance Company at the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.


Dated: May 1, 2002

                               TABLE OF CONTENTS


                                                                                 Page
                                                                                 ----
GLOSSARY OF TERMS .............................................................   3
THE POLICY--GENERAL PROVISIONS ................................................   5
    Owner .....................................................................   5
    Entire Policy .............................................................   5
    Misstatement of Age or Sex ................................................   5
    Addition, Deletion, or Substitution of Investments ........................   6
    Excess Interest Adjustment ................................................   6
    Reallocation of Policy Values After the Annuity Commencement Date ........   10
    Annuity Payment Options ..................................................   10
    Death Benefit ............................................................   11
    Death of Owner ...........................................................   13
    Assignment ...............................................................   13
    Evidence of Survival .....................................................   13
    Non Participating ........................................................   13
    Amendments ...............................................................   14
    Present Value of Future Variable Payments ................................   14
    Stabilized Payments ......................................................   14
CERTAIN FEDERAL INCOME TAX CONSEQUENCES ......................................   15
    Tax Status of the Policy .................................................   15
    Taxation of Transamerica .................................................   18
INVESTMENT EXPERIENCE ........................................................   18
    Accumulation Units .......................................................   18
    Annuity Unit Value and Annuity Payment Rates .............................   20
MANAGED ANNUITY PROGRAM - ADDITIONAL INFORMATION .............................   22
BENEFICIARY EARNINGS ENHANCEMENT - ADDITIONAL INFORMATION ....................   24
BENEFICIARY EARNINGS ENHANCEMENT - EXTRA - ADDITIONAL INFORMATION ............   24
HISTORICAL PERFORMANCE DATA ..................................................   25
    Subaccount Yields ........................................................   25
    Total Returns ............................................................   26
    Other Performance Data ...................................................   26
    Adjusted Historical Performance Data .....................................   27
PUBLISHED RATINGS ............................................................   27
STATE REGULATION OF TRANSAMERICA .............................................   27
ADMINISTRATION ...............................................................   27
RECORDS AND REPORTS ..........................................................   27
DISTRIBUTION OF THE POLICIES .................................................   27
VOTING RIGHTS ................................................................   28
OTHER PRODUCTS ...............................................................   28
CUSTODY OF ASSETS ............................................................   28
LEGAL MATTERS ................................................................   28
INDEPENDENT AUDITORS .........................................................   28
OTHER INFORMATION ............................................................   29
FINANCIAL STATEMENTS .........................................................   29

                               GLOSSARY OF TERMS

Accumulation Unit-An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value-An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office-Transamerica Life Insurance Company, Financial Markets Division-Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant-The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date-The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option-A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit-An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment after the annuity commencement date.

Application-A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary-The person who has the right to the death benefit as set forth in the policy.

Business Day-A day when the New York Stock Exchange is open for business.

Cash Value-The policy value, increased or decreased by any excess interest adjustment, less the surrender charge, if any.

Code-The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage-The percentage (as applied to the cumulative premium payments) which is available to the owner free of any surrender charge.

Excess Interest Adjustment ("EIA")- A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account-One or more investment choices under the Policy that are part of Transamerica's general assets that are not in the separate account.

Guaranteed Period Options-The various guaranteed interest rate periods of the fixed account which Transamerica may offer into which premium payments may be paid or amounts transferred.

Nonqualified Policy-A policy other than a qualified policy.

One Year Fixed Option-An account in the fixed account into or from which premium payments may be paid or amounts transferred, and which may be used for dollar cost averaging, asset rebalancing, other transfers and partial surrenders.

Owner-The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information we require to issue a policy.

Policy Date-The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value-On or before the annuity commencement date, the policy value is equal to the owner's:
..  premium payments; minus
..  partial surrenders (including any applicable excess interest adjustments and surrender charges on such surrenders); plus
..  interest credited in the fixed account; plus or minus
..  accumulated gains or losses in the separate account; minus
..  any applicable premium or other taxes and transfer fees, if any.

Policy Year-A policy year begins on the policy date and on each policy anniversary.

Premium Payment-An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy-A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account-Separate Account VA A, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount-A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner-A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge-The applicable contingent deferred sales charge, assessed on certain full or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period-The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments-Payments made pursuant to an annuity payment option which fluctuates as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice-Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy which may be of interest to a prospective purchaser.

                         THE POLICY-GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note Carefully. If the owner does not name a successor owner, the owner's estate
--------------
will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of your death.


Entire Policy

The policy, any endorsements thereon, the application, and information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement Of Age Or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.


Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.


New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If you provide no such reallocation, Transamerica will reinvest the amounts in the subaccount that invests in another subaccount, if appropriate.


In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.


Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to the guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 3% per year). This is referred to as the excess interest adjustment floor.


The formula that will be used to determine the excess interest adjustment is:

                               S * (G-C) * (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment.
G = Guaranteed Interest Rate applicable to S.

C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M  = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.
*  = multiplication
/\ = exponentiation


                Example 1 (Full Surrender, rates increase by 3%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                     middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                    = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------------------------------------
  C = .085
-------------------------------------------------------------------------------------------------------------------------------
  M = 30
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                          = S* (G-C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 50,000.00* (.055 - .085)* (30/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = -3,750.00, but excess interest adjustment
                                                                      cannot cause the adjusted policy value to fall
                                                                      below the excess interest adjustment floor, so the
                                                                      adjustment is limited to 53,834.80 - 57,161.18 =
                                                                      -3,326.38
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value =                                             policy value + excess interest adjustment
                                                                      = 57,161.18 - 3,326.38 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = Adjusted Policy Value Premium
  earnings                                                            = 53,834.80 - 50,000 = 3,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = 17,148.35 - 3,834.80 = 13,313.55
  premium
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                    = (50,000 - 13,313.55)* .06 = 2,201.19
-------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                      charge
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 3,326.38 - 2,201.19
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 51,633.61
-------------------------------------------------------------------------------------------------------------------------------

                Example 2 (Full Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Full surrender:                                                     middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                        = 57,161.18 - 7,161.18 = 50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                                    = 50,000* (1.03) /\ 2.5 = 53,834.80
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
  G= .055
-------------------------------------------------------------------------------------------------------------------------------
  C= .045
-------------------------------------------------------------------------------------------------------------------------------
  M= 30
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                          = S* (G - C)* (M/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 50,000* (.055 - .045)* (30/12)
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 1,250.00
-------------------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                               = policy value + excess interest adjustment
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 + 1,250.00 = 58,411.18
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = Adjusted Policy Value - Premium
  earnings                                                            = 58,411.18 - 50,000 = 8,411.18
-------------------------------------------------------------------------------------------------------------------------------
  Portion of Surrender Charge - free amount which is deducted from    = 17,148.35 - 8,411.18 = 8,737.17
  premium
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge                                                    = (50,000 - 8,737.17)* .06 = 2,475.77
-------------------------------------------------------------------------------------------------------------------------------
  Cash value at middle of policy year 3                               = policy value + excess interest adjustment - surrender
                                                                      charge
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 + 1,250 - 2,475.77
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 55,935.41
-------------------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Surrender charge--free surrenders will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge--free amount will reduce the policy value by an amount equal to:


                                    X - Y + Z

X = excess partial surrender = requested surrender less surrender charge--free amount
A = amount of partial surrender which is subject to excess interest adjustment = requested surrender - excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, surrender.
Y = excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
Z = surrender charge on X minus Y.

              Example 3 (Partial Surrender, rates increase by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                  $30,000; middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
-------------------------------------------------------------------------------------------------------------------------------
    X = 30,000 - 17,148.35 = 12,851.65
-------------------------------------------------------------------------------------------------------------------------------
    A = 30,000 - 7,161.18 = 22,838.82
-------------------------------------------------------------------------------------------------------------------------------
    G = .055
-------------------------------------------------------------------------------------------------------------------------------
    C = .065
-------------------------------------------------------------------------------------------------------------------------------
    M = 30
-------------------------------------------------------------------------------------------------------------------------------
    Y = 22,838.82* (.055 - .065)* (30/12) = -570.97
-------------------------------------------------------------------------------------------------------------------------------
   Adjusted Policy Value                                              = 57,161.18 + (-570.97) = 56,590.21
-------------------------------------------------------------------------------------------------------------------------------
   Portion of withdrawal which is deducted from earnings              = 56,590.21 - 50,000 = 6,590.21
-------------------------------------------------------------------------------------------------------------------------------
   Portion of withdrawal which is deducted from premium               = 30,000 - 6,590.21 = 23,409.79
-------------------------------------------------------------------------------------------------------------------------------
   Surrender charge - free amount from premium                        = 17,148.35 - 6,590.21 = 10,558.14
-------------------------------------------------------------------------------------------------------------------------------
   Z= (30,000 - 6,590.21 - 10,558.14)/(1.0.06) -
   (30,000 - 6,590.21 - 10,558.14) = 820.32
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender   = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                   = X - Y + Z
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - (-570.97) + 805.36
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 14,242.94
-------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3             = 57,161.18 - [17,148.35 + 14,242.94]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                      (-570.97) + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (-570.97) + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 31,391.29 = 25,769.89
-------------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                                     $50,000
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                                   5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                                     5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                                  $30,000; middle of policy year 3
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 3                             = 50,000* (1.055) /\ 2.5 = 57,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Surrender charge free amount at middle of policy year 3             = 57,161.18* .30 = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment free amount at middle of policy year 3   = 57,161.18 - 50,000 = 7,161.18
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment / surrender charge
    X  = 30,000 - 17,148.35 = 12,851.65
    A  = 30,000 - 7,161.18 = 22,838.82
    G  = .055
    C  = .045
    M  = 30
    Y  = 22,838.82* (.055 - .045)* (30/12) = 570.97
    Adjusted Policy Value                                             = 57,161.18 + 570.97 = 57,732.15
-------------------------------------------------------------------------------------------------------------------------------
   Portion of withdrawal which is deducted from earnings              = 57,732.15 - 50,000 = 7,732.15
-------------------------------------------------------------------------------------------------------------------------------
   Portion of withdrawal which is deducted from premium               = 30,000 - 7,732.15 = 22,267.85
-------------------------------------------------------------------------------------------------------------------------------
   Surrender charge-free amount from premium                          = 17,148.35 - 7,732.15 = 9,416.20
-------------------------------------------------------------------------------------------------------------------------------
   Z = [30,000 - 7,732.15 - 9,416.20]/(1-0.06) -
       (30,000 - 7,732.15 - 9,416.20) = 820.32
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to surrender charge--free surrender   = 17,148.35
-------------------------------------------------------------------------------------------------------------------------------
  Reduction to policy value due to excess surrender                   = X - Y + Z
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 12,851.65 - 570.97 + 820.32
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 13,101
-------------------------------------------------------------------------------------------------------------------------------
  Policy value after surrender at middle of policy year 3             = 57,161.18 - [17,148.35 + 13,101]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [17,148.35 + 12,851.65 -
                                                                        570.97 + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - [30,000 - (570.97) + 820.32]
-------------------------------------------------------------------------------------------------------------------------------
                                                                      = 57,161.18 - 30,249.35 = 26,911.83
-------------------------------------------------------------------------------------------------------------------------------


Reallocation Of Policy Values After The Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of policy value may be made up to four times in any given policy year.


After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program. See the "Stabilized Payments" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed

(level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:


      Annuity Commencement Date                        Adjusted Age
      -------------------------                        ------------
              2001-2010                              Actual Age minus 1
              2011-2020                              Actual Age minus 2
              2021-2030                              Actual Age minus 3
              2031-2040                              Actual Age minus 4
             After 2040                         As determined by Transamerica


This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Managed Annuity Program annuity payments.


Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.


Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1) is the gross partial surrender, where gross partial surrender = requested surrender - excess interest adjustment + surrender charges on (excess partial surrender - excess interest adjustment); and
(2) is the adjustment factor, which is the current death benefit prior to surrender divided by the current policy value prior to surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

                                                        EXAMPLE 1
                                               (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------------
  $75,000           current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------------
  $50,000           current policy value before surrender
---------------------------------------------------------------------------------------------------------------------------
  $75,000           current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------------
       6%           current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------------
  $15,000           requested surrender
---------------------------------------------------------------------------------------------------------------------------
  $10,000           surrender charge--free amount (assumes 20% cumulative free percentage is available)
---------------------------------------------------------------------------------------------------------------------------
  $ 5,000           excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------------
  $   100           excess interest adjustment--(assumes interest rates have decreased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------------
  $   294           surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
---------------------------------------------------------------------------------------------------------------------------
  $ 5,194           reduction in policy value due to excess partial surrender = 5000-100 + 294
---------------------------------------------------------------------------------------------------------------------------
  $22,791           adjusted partial surrender = 15,194 * (75,000/50,000)
---------------------------------------------------------------------------------------------------------------------------
  $52,209           new guaranteed minimum death benefit (after surrender) = 75,000-22,791
---------------------------------------------------------------------------------------------------------------------------
  $34,806           new policy value (after surrender) = 50,000-10,000-5,194
---------------------------------------------------------------------------------------------------------------------------


Summary:
Reduction in guaranteed minimum death benefit                        = $22,791
Reduction in policy value                                            = $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

                                                        EXAMPLE 2
                                               (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------------
  $50,000         current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------------
  $75,000         current policy value before surrender
---------------------------------------------------------------------------------------------------------------------------
  $75,000         current death benefit (larger of policy value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------------
       6%         current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------------
  $15,000         requested surrender
---------------------------------------------------------------------------------------------------------------------------
  $11,250         surrender charge--free amount (assumes 15% cumulative free percentage is available)
---------------------------------------------------------------------------------------------------------------------------
  $ 3,750         excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------------
  $ - 100         excess interest adjustment--(assumes interest rates have increased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------------
  $   231         surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750 - (-100))]
---------------------------------------------------------------------------------------------------------------------------
  $ 4,081         reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
---------------------------------------------------------------------------------------------------------------------------
  $15,331         adjusted partial surrender = $15,331 * (75,000/75,000)
---------------------------------------------------------------------------------------------------------------------------
  $34,669         new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
---------------------------------------------------------------------------------------------------------------------------
  $59,669         new policy value (after surrender) = 75,000 - 11,250 - 4,081
---------------------------------------------------------------------------------------------------------------------------

Summary:
Reduction in guaranteed minimum death benefit               = $15,331
Reduction in policy value                                   = $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was an owner, the death benefit must
-------------------------
(1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences.")

If the annuitant is not an owner, and an owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy). If the sole successor owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant, you may assign any rights or benefits provided by the policy if the policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have adverse tax consequences.


Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence Of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

----------------------------------------------------------------------------------------------------------------------

                            Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           5.0%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                 Annuity          Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:       January 1        400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                February 1       400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                March 1          400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                April 1          400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                May 1            400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                June 1           400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                July 1           400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                August 1         400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                September 1      400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                October 1        400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                November 1       400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                December 1       400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                January 1        399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------


* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.



                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status Of The Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S) 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund company that requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owners of a pro rata share of the assets of the separate account.


Distribution Requirements. The Code also requires that nonqualified policies
-------------------------
contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owners death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the designated beneficiary as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner receiving the one-time adjustment to the policy value. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distribution of certain after-tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.


Qualified Policies. The qualified policy is designed for use with several types
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.


For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed the deductible amount specified in the Code ($3000 for 2002), except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and
(vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an individual retirement account (including a Roth IRA) or annuity, should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described in the prospectus.


Taxation of Transamerica


Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.


                              INVESTMENT EXPERIENCE

A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of business on each day the New York Stock Exchange is open for business.


An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is the net result of:

         (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

         (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

         (3) a per share charge or credit for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;


     (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and


     (c) is the charge for mortality and expense risk during the valuation period (equal to an annual rate of 1.25%) of the daily net asset value of the subaccount, plus the 0.15% administrative charge.

              Illustration Of Accumulation Unit Value Calculations Formula And Illustration For Determining The Net Investment Factor

Investment Experience Factor = (A + B - C) - E
                                ---------
                                   D


 Where: A   = The Net Asset Value of an underlying fund share as of the end of the current valuation period.
              Assume...........................................................   A = $11.57

        B   = The per share amount of any dividend or capital gains distribution since the end of the immediately Bpreceding valuation period.
              Assume...........................................................   B = 0

        C   = The per share charge or credit for any taxes reserved for at the end of the current Cvaluation period.
              Assume...........................................................   C = 0

        D   = The Net Asset Value of an underlying fund share at the end of the immediately preceding Dvaluation period.
              Assume...........................................................   D = $11.40


        E   = The daily deduction for the mortality and expense risk fee and administrative charge, which totals 1.40% on an annual basis.
              On a daily basis.................................................     = .0000380909

Then, the Investment Experience Factor = 11.57 + 0 - 0  - .0000380909 = Z = 1.0148741898
                                         -------------
                                             11.40

        Formula And Illustration For Determining Accumulation Unit Value

Accumulation Unit Value = A * B


Where: A    = The accumulation unit value for the immediately preceding valuation period.
              Assume..........................................................     = $X

       B    = The Net Investment Factor for the current valuation period.
              Assume...........................................................    = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


     (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

     (b) is the net investment factor for that subaccount for the valuation period; and

     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

   (i)   is the result of:

         (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

         (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

         (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

   (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

   (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.40% of the net asset value of that subaccount. (For calculating annuity payments, the factor is 1.40% for all death benefits, but 2.50% for Managed Annuity Program annuity payments.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

               Illustration Of Calculations For Annuity Unit Value
                          And Variable Annuity Payments


           Formula And Illustration For Determining Annuity Unit Value

Annuity unit value = A * B * C


 Where: A =  Annuity unit value for the immediately preceding valuation period.
             Assume................................................................     = $ X
        B =  Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.*
             Assume................................................................     = Y
        C =  A factor to neutralize the annual assumed investment return of 5%
             built into the annuity tables used.
             Assume................................................................     = Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

* For Managed Annuity Program annuity payments, this will reflect not only the 1.25% mortality and expense risk fee and administrative charge, but also the 1.25% guaranteed payment fee.

                 Formula And Illustration For Determining Amount
                    Of First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment = A * B
                                         -----
                                         $1,000


 Where: A =  The policy value as of the annuity commencement date.
             Assume................................................................     = $ X
        B =  The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
             Assume................................................................     = $ Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                    1,000

      Formula And Illustration For Determining The Number Of Annuity Units
              Represented By Each Monthly Variable Annuity Payment

Number of annuity units =  A
                           -
                           B


 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume.................................................................     = $ X
        B = The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume.................................................................     = $ Y

Then, the number of annuity units = $X = Z
                                    ---
                                    $Y

                MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the Managed Annuity Program for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:
..   there were no subsequent premium payments or surrenders;
..   there were no premium taxes;
..   the $100,000 premium is subject to the Managed Annuity Program;
..   the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..   the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the Managed Annuity Program); and
..   there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain                        Life 10 = Life Annuity with 10 Years Certain

--------------------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                           Male                            Female                  Joint & Survivor
  Exercise Date
--------------------------------------------------------------------------------------------------------------------------------
                                      Life Only        Life 10          Life Only        Life 10      Life Only      Life 10
--------------------------------------------------------------------------------------------------------------------------------
            10 (age 70)                $ 1,112          $ 1,049            $1,035          $ 999          $ 876        $ 872
--------------------------------------------------------------------------------------------------------------------------------
                15                       2,212            1,824             2,075          1,788          1,336        1,349
--------------------------------------------------------------------------------------------------------------------------------
            20 (age 80)                  3,759            2,707             3,605          2,694          2,200        2,117
--------------------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base on last policy anniversary:                      $10,000
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base at time of distribution:                         $10,500
-------------------------------------------------------------------------------------------------------------------------------
..    policy value at time of distribution:                                $15,000
-------------------------------------------------------------------------------------------------------------------------------
..    distribution amount:                                                 $500
-------------------------------------------------------------------------------------------------------------------------------
..    prior distribution in current policy year:                           None
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..    maximum annual free amount:                                          $10,000 x 6% = $600
-------------------------------------------------------------------------------------------------------------------------------
..    policy value after distribution:                                     $15,000 - $500 = $14,500
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base after distribution (since the distribution       $10,500 - $500 = $10,000
     amount was less than the maximum annual adjustment free amount):
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base on last policy anniversary:                      $10,000
------------------------------------------------------------------------- -----------------------------------------------------
..    minimum income base at time of distribution:                         $10,500
-------------------------------------------------------------------------------------------------------------------------------
..    policy value at time of distribution:                                $15,000
-------------------------------------------------------------------------------------------------------------------------------
..    distribution amount:                                                 $1,500
-------------------------------------------------------------------------------------------------------------------------------
..    prior distribution in current policy year:                           $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                     Calculations
-------------------------------------------------------------------------------------------------------------------------------
..    maximum annual free amount:                                          $0.0
-------------------------------------------------------------------------------------------------------------------------------
    (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..    policy value after distribution:                                     $15,000 - $1,500 = $13,500
-------------------------------------------------------------------------------------------------------------------------------
    (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base after distribution:                              $10,500 - (10% x $10,500) = $9,450
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base on last policy anniversary:                     $10,000
-------------------------------------------------------------------------------------------------------------------------------
..    minimum income base at time of distribution:                        $10,500
-------------------------------------------------------------------------------------------------------------------------------
..    policy value at time of distribution:                               $7,500
-------------------------------------------------------------------------------------------------------------------------------
..    distribution amount:                                                $1,500
-------------------------------------------------------------------------------------------------------------------------------
..    prior distribution in current policy year:                          $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..    maximum annual free amount:                                         $0.0
-------------------------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..   policy value after distribution:                                     $7,500 - $1,500 = $6,000
-------------------------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-------------------------------------------------------------------------------------------------------------------------------
..   minimum income base after distribution:                              $10,500 - (20% x $10,500) = $8,400
-------------------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an asumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the Managed Annuity Program using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

           BENEFICIARY EARNINGS ENHANCEMENT -- ADDITIONAL INFORMATION

The following examples illustrate the beneficiary earnings enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                    Example 1

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $25,000
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $30,000
-------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                      $150,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                         $25,000
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):
-------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                    $5,000
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $200,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $80,000
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):    $32,000
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):             $232,000
-------------------------------------------------------------------------------------------------------------------------

                                    Example 2

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $0
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $0
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $75,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $0
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):         $0
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):             $75,000
------------------------------------------------------------------------------------------------------- -----------------

       BENEFICIARY EARNINGS ENHANCEMENT - EXTRA -- ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra is added to a new contract opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                     EXAMPLE



--------------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                                 $100,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                            $0
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                        $660
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)                             $660
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                        $570
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $660 + $570)               $1,230
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3rd year (= Current Death Proceeds - Death Proceeds on Rider      $15,000
Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded Future
Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option *                            $75,000
Death Proceeds on Rider Date - withdrawal amounts that exceeded Future
Growth prior to withdrawal = 75% * $100,000 - $0)
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 + $75,000)   $90,000
--------------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) -$100,000 - $25,000 + $0)            $15,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $0)                                      $75,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $15,000 + $75,000)                                                                    $90,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4th Rider Year (= $145,000 -  $100,000 - $25,000 + $0)                 $20,000
--------------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum                              $15,000
of 0 and $35,000 - $20,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4th Rider Year (= $110,000 (reduced by                               $0
withdrawal ignoring any potential adjustments on a variable contract) -
$100,000 - $25,000 + $15,000)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)                $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                         $60,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (= $130,000 -  $100,000 - $25,000 + $15,000)                                    $20,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                                 $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                    $80,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000                   $32,000
--------------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 + $32,000)  $162,000
--------------------------------------------------------------------------------------------------------------------------

                           HISTORICAL PERFORMANCE DATA

Subaccount Yields


Transamerica may, from time to time, advertise or disclose the current annualized yield of one or more of the subaccounts for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period,
(iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:


                  Yield = 2 * ((((NI-ES)/(U * UV)) + 1)/6/-1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES = Expenses of the subaccount for the 30-day period.
U  = The average number of units outstanding.
UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the amount of premium payments withdrawn based on the number of years since the policy date. However, surrender charges will not be assessed after the fifth policy year.


The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.


Total Returns

Transamerica may, from time to time, also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.


Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount's underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charge. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:


                               P (1 + T)/N/= ERV

Where:
T   = The average annual total return net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P   = A hypothetical initial payment of $1,000.
N   = The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV/P) - 1

Where:
CTR  = The cumulative total return net of subaccount recurring charges for the period.
ERV  = The ending redeemable value of the hypothetical investment at the end of the period.
P    = A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.


                                PUBLISHED RATINGS

Transamerica may, from time, to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.


                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Insurance Division, Department of Commerce of the State of Iowa. An annual statement, in a prescribed form, is filed with the Insurance Division each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Division includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Insurance Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Insurance Division at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions you may only receive quarterly confirmations.


                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through Atlas Securities, Inc., a licensed broker/dealer under the federal securities laws and a licensed agent under state insurance laws. The offering of the policies is continuous and Transamerica and Atlas do not anticipate discontinuing the offering of the policies, however, Transamerica and Atlas reserve the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000 and 1999 the amount paid to AFSG Securities Corporation, and/or the broker-dealers for their services regarding the policies was $2,119,899.30, $7,321,636.83 and $5,583,369.34, respectively.

                                  VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the mutual fund account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings.


If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.


Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.


                                CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.


                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C.has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the subaccounts of Separate Account VA A, which are available for investment by The Atlas Portfolio Builder Variable Annuity contract owners as of December 31, 2001, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.


                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company which are included in this SAI should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements

Transamerica Life Insurance Company Separate Account VA A -
Atlas Portfolio Builder Variable Annuity
Year Ended December 31, 2001

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2001

                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Statements of Assets and Liabilities...........................................3
Statements of Operations......................................................15
Statements of Changes in Net Assets...........................................21
Notes to Financial Statements.................................................32

                         Report of Independent Auditors

The Board of Directors and Contract Owners
  of the Atlas Portfolio Builder Variable Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Life Insurance Company Separate Account VA A, formerly PFL Life Variable Annuity Account A (comprised of the Atlas Balanced Growth, Dreyfus VIF Small Cap, Dreyfus VIF Appreciation, Dreyfus VIF Disciplined Stock, Dreyfus VIF Growth & Income, Dreyfus VIF Quality Bond, Federated Utility Fund II, Federated High Income Bond Fund II, Janus Global, Janus Growth, Van Kampen Emerging Growth, Alger Aggressive Growth, Dreyfus Small Cap Value, Capital Guardian Value, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, AIM V.I. Growth, AIM V.I. Growth & Income, AIM V.I. Value, Alliance Growth, Alliance Premier Growth, Alliance Technology, The Dreyfus Socially Responsible Growth Fund, Inc., Janus Aspen - Aggressive Growth, Janus Aspen - Balanced, Janus Aspen - Growth, Janus Aspen - International Growth, and Janus Aspen - World Wide Growth Subaccounts), which are available for investment by contract owners of the Atlas Portfolio Builder Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA A which are available for investment by contract owners of the Atlas Portfolio Builder Variable Annuity at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                        Atlas Balanced   Dreyfus VIF   Dreyfus VIF
                                                            Growth        Small Cap    Appreciation
                                                           Subaccount     Subaccount    Subaccount
                                                        -------------------------------------------
Assets
Cash                                                      $        --     $       --    $       --
Investments in mutual funds, at current market value:
   Atlas Insurance Trust:
     Atlas Balanced Growth Portfolio                       20,484,725             --            --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF Small Cap Portfolio                               --      4,613,938            --
     Dreyfus VIF Appreciation Portfolio                            --             --     8,906,910
     Dreyfus VIF Disciplined Stock Portfolio                       --             --            --
     Dreyfus VIF Growth & Income Portfolio                         --             --            --
     Dreyfus VIF Quality Bond Portfolio                            --             --            --
   Federated Insurance Series:
     Federated Utility Fund II Portfolio                           --             --            --
     Federated High Income Bond Fund II Portfolio                  --             --            --
   AEGON/Transamerica Series Fund, Inc.:
     Janus Global Portfolio                                        --             --            --
     Janus Growth Portfolio                                        --             --            --
     Van Kampen Emerging Growth Portfolio                          --             --            --
     Alger Aggressive Growth Portfolio                             --             --            --
   Endeavor Series Trust:
     Dreyfus Small Cap Value Portfolio                             --             --            --
     Capital Guardian Value Portfolio                              --             --            --
     T. Rowe Price Equity Income Portfolio                         --             --            --
     T. Rowe Price Growth Stock Portfolio                          --             --            --
   AIM Variable Insurance Funds:
     AIM V.I. Growth Fund                                          --             --            --
     AIM V.I. Growth & Income Fund                                 --             --            --
     AIM V.I. Value Fund                                           --             --            --
   Alliance Variable Products Series Fund, Inc.-
     Class B:
       Alliance Growth Portfolio                                   --             --            --
       Alliance Premier Growth Portfolio                           --             --            --
       Alliance Technology Portfolio                               --             --            --
   The Dreyfus Socially Responsible Growth Fund,
     Inc                                                           --             --            --

See accompanying notes.

Dreyfus VIF   Dreyfus VIF   Dreyfus VIF   Federated    Federated High
Disciplined    Growth &       Quality      Utility       Income Bond      Janus
   Stock        Income          Bond       Fund II         Fund II        Global
 Subaccount   Subaccount    Subaccount    Subaccount     Subaccount     Subaccount
-----------------------------------------------------------------------------------

$        --    $       --    $       --   $       --     $       --     $        --


         --            --            --           --             --              --

         --            --            --           --             --              --
         --            --            --           --             --              --
 11,974,859            --            --           --             --              --
         --     5,542,222            --           --             --              --
         --            --     9,379,947           --             --              --

         --            --            --    2,437,749             --              --
         --            --            --           --      2,456,723              --

         --            --            --           --             --      17,014,375
         --            --            --           --             --              --
         --            --            --           --             --              --
         --            --            --           --             --              --

         --            --            --           --             --              --
         --            --            --           --             --              --
         --            --            --           --             --              --
         --            --            --           --             --              --

         --            --            --           --             --              --
         --            --            --           --             --              --
         --            --            --           --             --              --


         --            --            --           --             --              --
         --            --            --           --             --              --
         --            --            --           --             --              --

         --            --            --           --             --              --

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                Statements of Assets and Liabilities (continued)


                                                       Atlas Balanced     Dreyfus VIF       Dreyfus VIF
                                                           Growth          Small Cap       Appreciation
                                                         Subaccount        Subaccount       Subaccount
                                                       -------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
(continued):
     Janus Aspen Series-Service Shares:
       Janus Aspen - Aggressive Growth Portfolio       $            --   $           --   $           --
       Janus Aspen - Balanced Portfolio                             --               --               --
       Janus Aspen - Growth Portfolio                               --               --               --
       Janus Aspen - International Growth Portfolio                 --               --               --
       Janus Aspen - World Wide Growth Portfolio                    --               --               --
                                                       -------------------------------------------------
Total investments in mutual funds                           20,484,725        4,613,938        8,906,910

Liabilities
Contract terminations payable                                      243              139               18
                                                       -------------------------------------------------
                                                       $    20,484,482   $    4,613,799   $    8,906,892
                                                       =================================================

Net assets:
   Deferred annuity contracts terminable by owners     $    20,484,482   $    4,613,799   $    8,906,892
                                                       -------------------------------------------------
Total net assets                                       $    20,484,482   $    4,613,799   $    8,906,892
                                                       =================================================

Accumulation units outstanding                          16,946,045.766    4,095,010.706    7,131,869.809
                                                       =================================================
Accumulation unit value                                $      1.208806   $     1.126688   $     1.248886
                                                       =================================================

See accompanying notes.

  Dreyfus VIF       Dreyfus VIF    Dreyfus VIF        Federated      Federated High
  Disciplined        Growth &        Quality           Utility        Income Bond         Janus
     Stock            Income          Bond             Fund II          Fund II           Global
  Subaccount        Subaccount     Subaccount        Subaccount        Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------




$            --   $           --   $           --   $           --   $           --   $            --
             --               --               --               --               --                --
             --               --               --               --               --                --
             --               --               --               --               --                --
             --               --               --               --               --                --
-----------------------------------------------------------------------------------------------------
     11,974,859        5,542,222        9,379,947        2,437,749        2,456,723        17,014,375


             45               62              106               29                7               309
-----------------------------------------------------------------------------------------------------
    $11,974,814   $    5,542,160   $    9,379,841   $    2,437,720   $    2,456,716   $    17,014,066
=====================================================================================================


    $11,974,814   $    5,542,160   $    9,379,841   $    2,437,720   $    2,456,716   $    17,014,066
-----------------------------------------------------------------------------------------------------
    $11,974,814   $    5,542,160   $    9,379,841   $    2,437,720   $    2,456,716   $    17,014,066
=====================================================================================================

 10,495,237.386    4,982,250.155    7,718,858.399    2,537,359.461    2,635,486.731    13,304,036.261
=====================================================================================================
$      1.140976   $     1.112381   $     1.215185   $     0.960731   $     0.932168   $      1.278865
=====================================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                      Van Kampen      Alger
                                                          Janus        Emerging     Aggressive
                                                          Growth        Growth        Growth
                                                        Subaccount    Subaccount    Subaccount
                                                        --------------------------------------
Assets
Cash                                                    $        --   $        --    $     --
Investments in mutual funds, at current market value:
   Atlas Insurance Trust:
     Atlas Balanced Growth Portfolio                             --            --          --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF Small Cap Portfolio                             --            --          --
     Dreyfus VIF Appreciation Portfolio                          --            --          --
     Dreyfus VIF Disciplined Stock Portfolio                     --            --          --
     Dreyfus VIF Growth & Income Portfolio                       --            --          --
     Dreyfus VIF Quality Bond Portfolio                          --            --          --
   Federated Insurance Series:
     Federated Utility Fund II Portfolio                         --            --          --
     Federated High Income Bond Fund II Portfolio                --            --          --
   AEGON/Transamerica Series Fund, Inc.:
     Janus Global Portfolio                                      --            --          --
     Janus Growth Portfolio                              29,567,865            --          --
     Van Kampen Emerging Growth Portfolio                        --    11,146,332          --
     Alger Aggressive Growth Portfolio                           --            --     472,671
   Endeavor Series Trust:
     Dreyfus Small Cap Value Portfolio                           --            --          --
     Capital Guardian Value Portfolio                            --            --          --
     T. Rowe Price Equity Income Portfolio                       --            --          --
     T. Rowe Price Growth Stock Portfolio                        --            --          --
   AIM Variable Insurance Funds:
     AIM V.I. Growth Fund                                        --            --          --
     AIM V.I. Growth & Income Fund                               --            --          --
     AIM V.I. Value Fund                                         --            --          --
   Alliance Variable Products Series Fund, Inc.-
     Class B:
       Alliance Growth Portfolio                                 --            --          --
       Alliance Premier Growth Portfolio                         --            --          --
       Alliance Technology Portfolio                             --            --          --
   The Dreyfus Socially Responsible Growth Fund, Inc.            --            --          --

See accompanying notes.

                  Capital    T. Rowe Price                                 AIM V.I.
Dreyfus Small    Guardian       Equity       T. Rowe Price     AIM V.I.    Growth &
 Cap Value        Value         Income       Growth Stock      Growth       Income
 Subaccount     Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
------------------------------------------------------------------------------------

$       --      $       --    $       --      $        --     $     --    $       --


        --              --            --               --           --            --

        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --

        --              --            --               --           --            --
        --              --            --               --           --            --

        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --

 4,686,244              --            --               --           --            --
        --       1,511,410            --               --           --            --
        --              --     8,145,822               --           --            --
        --              --            --       12,198,973           --            --

        --              --            --               --      809,583            --
        --              --            --               --           --     1,998,301
        --              --            --               --           --            --


        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --
        --              --            --               --           --            --

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                          Van Kampen        Alger
                                                            Janus          Emerging       Aggressive
                                                           Growth           Growth          Growth
                                                         Subaccount       Subaccount      Subaccount
                                                       ----------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
  (continued):
     Janus Aspen Series-Service Shares:
       Janus Aspen - Aggressive Growth Portfolio       $           --   $           --   $         --
       Janus Aspen - Balanced Portfolio                            --               --             --
       Janus Aspen - Growth Portfolio                              --               --             --
       Janus Aspen - International Growth Portfolio                --               --             --
       Janus Aspen - World Wide Growth Portfolio                   --               --             --
                                                       ----------------------------------------------
Total investments in mutual funds                          29,567,865       11,146,332        472,671

Liabilities
Contract terminations payable                                     404              108              5
                                                       ----------------------------------------------
                                                       $   29,567,461   $   11,146,224   $    472,666
                                                       ==============================================

Net assets:
   Deferred annuity contracts terminable by owners     $   29,567,461   $   11,146,224   $    472,666
                                                       ----------------------------------------------
Total net assets                                       $   29,567,461   $   11,146,224   $    472,666
                                                       ==============================================

Accumulation units outstanding                          1,186,466.759    7,538,174.793    821,843.884
                                                       ==============================================
Accumulation unit value                                $    24.920598   $     1.478637   $   0.575129
                                                       ==============================================

See accompanying notes.

                                  T. Rowe Price                                         AIM V.I.
Dreyfus Small       Capital           Equity       T. Rowe Price       AIM V.I.         Growth &
  Cap Value      Guardian Value       Income        Growth Stock        Growth           Income
 Subaccount        Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
---------------------------------------------------------------------------------------------------



$           --    $         --    $           --   $           --   $           --   $           --
            --              --                --               --               --               --
            --              --                --               --               --               --
            --              --                --               --               --               --
            --              --                --               --               --               --
---------------------------------------------------------------------------------------------------
     4,686,244       1,511,410         8,145,822       12,198,973          809,583        1,998,301


           226              22                81              137                8               20
---------------------------------------------------------------------------------------------------
$    4,686,018    $  1,511,388    $    8,145,741   $   12,198,836   $      809,575   $    1,998,281
===================================================================================================


$    4,686,018    $  1,511,388    $    8,145,741   $   12,198,836   $      809,575   $    1,998,281
---------------------------------------------------------------------------------------------------
$    4,686,018    $  1,511,388    $    8,145,741   $   12,198,836   $      809,575   $    1,998,281
===================================================================================================


 1,478,749.388     652,443.704     3,462,958.445    4,484,889.423    1,691,544.455    1,867,587.627
===================================================================================================
$     3.168906    $   2.316504    $     2.352249   $     2.719986   $     0.478601   $     1.069980
===================================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                    Alliance
                                                          AIM V.I.     Alliance      Premier
                                                           Value        Growth       Growth
                                                         Subaccount   Subaccount   Subaccount
                                                        -------------------------------------
Assets
Cash                                                    $       --     $     --    $       --
Investments in mutual funds, at current market value:
   Atlas Insurance Trust:
     Atlas Balanced Growth Portfolio                            --           --            --
   Dreyfus Variable Investment Fund:
     Dreyfus VIF Small Cap Portfolio                            --           --            --
     Dreyfus VIF Appreciation Portfolio                         --           --            --
     Dreyfus VIF Disciplined Stock Portfolio                    --           --            --
     Dreyfus VIF Growth & Income Portfolio                      --           --            --
     Dreyfus VIF Quality Bond Portfolio                         --           --            --
   Federated Insurance Series:
     Federated Utility Fund II Portfolio                        --           --            --
     Federated High Income Bond Fund II Portfolio               --           --            --
   AEGON/Transamerica Series Fund, Inc.:
     Janus Global Portfolio                                     --           --            --
     Janus Growth Portfolio                                     --           --            --
     Van Kampen Emerging Growth Portfolio                       --           --            --
     Alger Aggressive Growth Portfolio                          --           --            --
   Endeavor Series Trust:
     Dreyfus Small Cap Value Portfolio                          --           --            --
     Capital Guardian Value Portfolio                           --           --            --
     T. Rowe Price Equity Income Portfolio                      --           --            --
     T. Rowe Price Growth Stock Portfolio                       --           --            --
   AIM Variable Insurance Funds:
     AIM V.I. Growth Fund                                       --           --            --
     AIM V.I. Growth & Income Fund                              --           --            --
     AIM V.I. Value Fund                                 1,992,030           --            --
   Alliance Variable Products Series Fund, Inc.-
     Class B:
       Alliance Growth Portfolio                                --      483,298            --
       Alliance Premier Growth Portfolio                        --           --     2,707,667
       Alliance Technology Portfolio                            --           --            --
   The Dreyfus Socially Responsible Growth Fund,
     Inc.                                                       --           --            --

See accompanying notes.

              The Dreyfus
                Socially       Janus Aspen -                                   Janus Aspen -   Janus Aspen -
 Alliance      Responsible      Aggressive     Janus Aspen -   Janus Aspen -   International    World Wide
Technology     Growth Fund,       Growth         Balanced         Growth           Growth         Growth
Subaccount   Inc. Subaccount    Subaccount      Subaccount      Subaccount       Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------

$       --      $     --           $--             $--              $--             $--             $--


        --            --            --              --               --              --              --

        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --

        --            --            --              --               --              --              --
        --            --            --              --               --              --              --

        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --

        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --

        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
        --            --            --              --               --              --              --


        --            --            --              --               --              --              --
        --            --            --              --               --              --              --
 1,368,000            --            --              --               --              --              --

        --       446,481            --              --               --              --              --

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                          Alliance
                                                           AIM V.I.       Alliance        Premier
                                                            Value          Growth         Growth
                                                         Subaccount      Subaccount      Subaccount
                                                       ----------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
  (continued):
     Janus Aspen Series-Service Shares:
       Janus Aspen - Aggressive Growth Portfolio       $           --   $         --   $           --
       Janus Aspen - Balanced Portfolio                            --             --               --
       Janus Aspen - Growth Portfolio                              --             --               --
       Janus Aspen - International Growth Portfolio                --             --               --
       Janus Aspen - World Wide Growth Portfolio                   --             --               --
                                                       ----------------------------------------------
Total investments in mutual funds                           1,992,030        483,298        2,707,667

Liabilities
Contract terminations payable                                      23              8               27
                                                       ----------------------------------------------
                                                       $    1,992,007   $    483,290   $    2,707,640
                                                       ==============================================

Net assets:
   Deferred annuity contracts terminable by owners     $    1,992,007   $    483,290   $    2,707,640
                                                       ----------------------------------------------
Total net assets                                       $    1,992,007   $    483,290   $    2,707,640
                                                       ==============================================

Accumulation units outstanding                          1,692,363.607    788,355.251    4,230,112.341
                                                       ==============================================
Accumulation unit value                                $     1.177056   $   0.613036   $     0.640087
                                                       ==============================================

See accompanying notes.

                  The Dreyfus
                   Socially        Janus Aspen -                                     Janus Aspen -    Janus Aspen -
   Alliance       Responsible       Aggressive      Janus Aspen -    Janus Aspen -   International     World Wide
  Technology      Growth Fund,        Growth          Balanced          Growth          Growth           Growth
  Subaccount     Inc.Subaccount     Subaccount       Subaccount       Subaccount      Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------




$           --    $         --    $    1,415,221   $           --   $           --   $           --   $           --
            --              --                --        5,419,771               --               --               --
            --              --                --               --        2,411,265               --               --
            --              --                --               --               --        2,198,888               --
            --              --                --               --               --               --        1,008,275
--------------------------------------------------------------------------------------------------------------------
     1,368,000         446,481         1,415,221        5,419,771        2,411,265        2,198,888        1,008,275


            26               2                30               40               25               59               19
--------------------------------------------------------------------------------------------------------------------
$    1,367,974    $    446,479    $    1,415,191   $    5,419,731   $    2,411,240   $    2,198,829   $    1,008,256
====================================================================================================================


$    1,367,974    $    446,479    $    1,415,191   $    5,419,731   $    2,411,240   $    2,198,829   $    1,008,256
--------------------------------------------------------------------------------------------------------------------
$    1,367,974    $    446,479    $    1,415,191   $    5,419,731   $    2,411,240   $    2,198,829   $    1,008,256
====================================================================================================================

 2,878,170.442     668,935.046     3,525,348.295    5,945,823.519    4,031,701.225    3,696,237.627    1,488,273.960
====================================================================================================================
$     0.475293    $   0.667447    $     0.401433   $     0.911519   $     0.598070   $     0.594883   $     0.677467
====================================================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2001

                                                      Atlas Balanced   Dreyfus VIF   Dreyfus VIF
                                                         Growth         Small Cap    Appreciation
                                                        Subaccount     Subaccount     Subaccount
                                                      -------------------------------------------
Net investment income (loss)
   Income:
     Dividends                                         $   314,878     $    19,602   $    76,545
   Expenses
     Administrative, mortality and expense risk
       charge                                              284,662          62,213       132,591
                                                       -----------------------------------------
Net investment income (loss)                                30,216         (42,611)      (56,046)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                  --         302,905            --
   Proceeds from sales                                   2,473,171         655,979     1,549,486
   Cost of investments sold                              2,507,263       1,120,239     1,537,230
                                                       -----------------------------------------
Net realized capital gains (losses) on investments         (34,092)       (161,355)       12,256

Net change in unrealized appreciation/depreciation
   of investments:
     Beginning of period                                  (610,458)     (1,259,027)      265,802
     End of period                                      (2,723,631)     (1,413,532)     (844,434)
                                                       -----------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                       (2,113,173)       (154,505)   (1,110,236)
                                                       -----------------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                       (2,147,265)       (315,860)   (1,097,980)
                                                       -----------------------------------------
Increase (decrease) in net assets from operations      $(2,117,049)    $  (358,471)  $(1,154,026)
                                                       =========================================

See accompanying notes.

Dreyfus VIF   Dreyfus VIF   Dreyfus VIF    Federated   Federated High
Disciplined    Growth &       Quality       Utility      Income Bond       Janus
   Stock        Income         Bond         Fund II       Fund II          Global
Subaccount    Subaccount    Subaccount    Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------


$    51,736    $   28,888    $ 447,592    $  110,436     $ 246,880      $    174,706


    188,503        82,208      101,052        42,966        35,261           275,135
------------------------------------------------------------------------------------
   (136,767)      (53,320)     346,540        67,470       211,619          (100,429)




         --        90,306       64,814            --            --             1,144
  2,590,539     1,039,249      751,315     1,008,324       343,433         2,622,751
  2,485,574     1,042,280      757,271     1,235,622       453,819         3,125,875
------------------------------------------------------------------------------------
    104,965        87,275       58,858      (227,298)     (110,386)         (501,980)



     (5,307)       (9,289)      51,486      (472,213)     (447,489)       (7,895,210)
 (2,284,252)     (525,985)     (62,757)     (799,945)     (558,599)      (13,139,782)
------------------------------------------------------------------------------------

 (2,278,945)     (516,696)    (114,243)     (327,732)     (111,110)       (5,244,572)
------------------------------------------------------------------------------------

 (2,173,980)     (429,421)     (55,385)     (555,030)     (221,496)       (5,746,552)
------------------------------------------------------------------------------------
$(2,310,747)   $ (482,741)   $ 291,155    $ (487,560)    $  (9,877)     $ (5,846,981)
====================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                      Statements of Operations (continued)

                                                                      Van Kampen      Alger
                                                         Janus         Emerging     Aggressive
                                                         Growth         Growth        Growth
                                                       Subaccount     Subaccount    Subaccount
                                                      ----------------------------------------
Net investment income (loss)
 Income:
     Dividends                                        $         --   $      9,994   $      --
   Expenses
     Administrative, mortality and expense risk
       charge                                              486,831        180,380       7,099
                                                      ---------------------------------------
Net investment income (loss)                              (486,831)      (170,386)     (7,099)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                           1,215,293        212,502          57
   Proceeds from sales                                   5,393,345      2,100,760      94,384
   Cost of investments sold                              8,044,086      2,705,799     177,850
                                                      ---------------------------------------
Net realized capital gains (losses) on investments      (1,435,448)      (392,537)    (83,409)

Net change in unrealized appreciation/depreciation
  of investments:
     Beginning of period                               (20,803,376)    (6,541,523)   (240,032)
     End of period                                     (32,203,311)   (11,959,725)   (257,869)
                                                      ---------------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                      (11,399,935)    (5,418,202)    (17,837)
                                                      ---------------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                      (12,835,383)    (5,810,739)   (101,246)
                                                      ---------------------------------------
Increase (decrease) in net assets from operations     $(13,322,214)  $ (5,981,125)  $(108,345)
                                                      =======================================

See accompanying notes.

                                 T. Rowe Price                                 AIM V.I.
Dreyfus Small      Capital          Equity       T. Rowe Price    AIM V.I.     Growth &
  Cap Value     Guardian Value      Income       Growth Stock      Growth       Income
  Subaccount      Subaccount      Subaccount      Subaccount     Subaccount   Subaccount
----------------------------------------------------------------------------------------


  $     --        $   8,180        $ 116,470      $        --    $   1,911    $     986


    45,526           16,201           94,957          169,355       12,555       24,861
  -------------------------------------------------------------------------------------
   (45,526)          (8,021)          21,513         (169,355)     (10,644)     (23,875)




   750,230           75,729          517,705        1,926,572           --           --
   504,631          235,869          683,329        1,649,471      278,284      260,937
   518,090          314,689          763,424        1,862,957      489,745      408,257
  -------------------------------------------------------------------------------------
   736,771           (3,091)         437,610        1,713,086     (211,461)    (147,320)



    36,338         (102,407)           9,088         (235,392)    (332,093)    (252,322)
   (54,238)         (32,416)        (404,617)      (3,369,669)    (533,110)    (550,112)
  -------------------------------------------------------------------------------------

   (90,576)          69,991         (413,705)      (3,134,277)    (201,017)    (297,790)
  -------------------------------------------------------------------------------------

   646,195           66,900           23,905       (1,421,191)    (412,478)    (445,110)
  -------------------------------------------------------------------------------------
  $600,669        $  58,879        $  45,418      $(1,590,546)   $(423,122)   $(468,985)
  =====================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                      Statements of Operations (continued)

                                                                                               Alliance
                                                                      AIM V.I.     Alliance     Premier
                                                                       Value        Growth      Growth
                                                                     Subaccount   Subaccount   Subaccount
                                                                     ------------------------------------
Net investment income (loss) Income:
     Dividends                                                       $   2,647    $   1,010    $      --
   Expenses
     Administrative, mortality and expense risk
       charge                                                           25,344        6,722       36,125
                                                                     -----------------------------------
Net investment income (loss)                                           (22,697)      (5,712)     (36,125)

Net realized and unrealized capital gains (losses)
   on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                          40,177       72,594      148,576
   Proceeds from sales                                                 341,826      149,864      504,864
   Cost of investments sold                                            479,222      232,896      774,190
                                                                     -----------------------------------
Net realized capital gains (losses) on investments                     (97,219)     (10,438)    (120,750)

Net change in unrealized appreciation/depreciation of investments:
     Beginning of period                                              (205,376)     (81,320)    (473,759)
     End of period                                                    (371,696)    (212,876)    (881,685)
                                                                     -----------------------------------
Net change in unrealized appreciation/depreciation
   of investments                                                     (166,320)    (131,556)    (407,926)
                                                                     -----------------------------------
Net realized and unrealized capital gains (losses)
   on investments                                                     (263,539)    (141,994)    (528,676)
                                                                     -----------------------------------
Increase (decrease) in net assets from operations                    $(286,236)   $(147,706)   $(564,801)
                                                                     ===================================

See accompanying notes.

              The Dreyfus
               Socially        Janus Aspen -                                   Janus Aspen -   Janus Aspen -
 Alliance     Responsible       Aggressive     Janus Aspen -   Janus Aspen -   International     World Wide
Technology    Growth Fund,        Growth         Balanced         Growth           Growth          Growth
Subaccount   Inc. Subaccount    Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------

$      --       $     294       $        --      $  82,929       $      --       $  16,511       $   1,754


   19,645           5,355            24,109         56,916          34,860          31,284           8,175
----------------------------------------------------------------------------------------------------------
  (19,645)         (5,061)          (24,109)        26,013         (34,860)        (14,773)         (6,421)




  117,109              --                --             --           5,116              --              --
  261,985         103,423           312,914        678,000         471,340         346,269          83,457
  565,493         146,960           738,481        783,742         758,082         609,238         101,470
----------------------------------------------------------------------------------------------------------
 (186,399)        (43,537)         (425,567)      (105,742)       (281,626)       (262,969)        (18,013)


 (572,053)        (34,381)       (1,000,425)       (71,912)       (440,154)       (413,326)        (13,825)
 (838,280)        (85,840)       (1,547,135)      (211,994)       (925,196)       (824,470)       (106,226)
----------------------------------------------------------------------------------------------------------

 (266,227)        (51,459)         (546,710)      (140,082)       (485,042)       (411,144)        (92,401)
----------------------------------------------------------------------------------------------------------

 (452,626)        (94,996)         (972,277)      (245,824)       (766,668)       (674,113)       (110,414)
----------------------------------------------------------------------------------------------------------
$(472,271)      $(100,057)      $  (996,386)     $(219,811)      $(801,528)      $(688,886)      $(116,835)
==========================================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                       Statements of Changes in Net Assets

             Years Ended December 31, 2001 and 2000, Except as Noted

                                                   Atlas Balanced           Dreyfus VIF Small
                                                 Growth Subaccount           Cap Subaccount
                                             -------------------------   ------------------------
                                                2001          2000          2001          2000
                                             -------------------------   ------------------------
Operations:
   Net investment income (loss)              $    30,216   $    55,332   $  (42,611)  $   (36,676)
   Net realized capital gains (losses) on
     investments                                 (34,092)      116,580     (161,355)    1,998,122
   Net change in unrealized appreciation/
     depreciation of investments              (2,113,173)   (2,433,915)    (154,505)   (1,604,533)
                                             -------------------------   ------------------------
Increase (decrease) in net assets from
   operations                                 (2,117,049)   (1,262,003)    (358,471)      356,913

Contract transactions:
   Net contract purchase payments              1,840,774     4,390,485      480,846       927,160
   Transfer payments from (to) other
     subaccounts or general account            1,010,520     2,962,708      257,624       408,127
   Contract terminations, withdrawals, and
     other deductions                         (1,295,926)     (675,229)    (265,673)     (112,375)
                                             -------------------------   ------------------------
Increase (decrease) in net assets from
   contract transactions                       1,555,368     6,677,964      472,797     1,222,912
                                             -------------------------   ------------------------
Net increase (decrease) in net assets           (561,681)    5,415,961      114,326     1,579,825

Net assets:
   Beginning of period                        21,046,163    15,630,202    4,499,473     2,919,648
                                             -------------------------   ------------------------
   End of period                             $20,484,482   $21,046,163   $4,613,799   $ 4,499,473
                                             =========================   ========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, October 9, 2000.

See accompanying notes.

Dreyfus VIF Appreciation     Dreyfus VIF Disciplined      Dreyfus VIF Growth &
       Subaccount                Stock Subaccount          Income Subaccount
-------------------------   -------------------------   -----------------------
    2001         2000           2001         2000          2001         2000
-------------------------   -------------------------   -----------------------


$   (56,046)  $   (91,607)  $  (136,767)  $  (206,372)  $  (53,320)  $  (54,218)

     12,256       797,941       104,965       588,588       87,275      352,643

 (1,110,236)     (885,099)   (2,278,945)   (2,173,734)    (516,696)    (625,032)
-------------------------   -------------------------   -----------------------

 (1,154,026)     (178,765)   (2,310,747)   (1,791,518)    (482,741)    (326,607)


    367,653       999,491       236,279     2,942,957      274,141      982,168

   (654,641)   (1,539,245)   (1,614,576)      318,656     (425,963)     (49,417)

   (448,330)     (316,827)     (624,391)     (483,444)    (338,827)    (159,146)
-------------------------   -------------------------   -----------------------

   (735,318)     (856,581)   (2,002,688)    2,778,169     (490,649)     773,605
-------------------------   -------------------------   -----------------------
 (1,889,344)   (1,035,346)   (4,313,435)      986,651     (973,390)     446,998


 10,796,236    11,831,582    16,288,249    15,301,598    6,515,550    6,068,552
-------------------------   -------------------------   -----------------------
$ 8,906,892   $10,796,236   $11,974,814   $16,288,249   $5,542,160   $6,515,550
=========================   =========================   =======================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                Dreyfus VIF Quality         Federated Utility
                                                  Bond Subaccount          Fund II Subaccount
                                             ------------------------   ------------------------
                                                2001         2000          2001          2000
                                             ------------------------   ------------------------
Operations:
   Net investment income (loss)              $  346,540   $   208,199   $    67,470   $   67,229
   Net realized capital gains (losses) on
     investments                                 58,858      (199,579)     (227,298)       3,973
   Net change in unrealized appreciation/
     depreciation of investments               (114,243)      385,308      (327,732)    (485,612)
                                             ------------------------   ------------------------
Increase (decrease) in net assets from
   operations                                   291,155       393,928      (487,560)    (414,410)

Contract transactions:
   Net contract purchase payments             1,530,101       482,532        28,717      323,323
   Transfer payments from (to) other
     subaccounts or general account           3,573,740    (1,489,045)     (592,275)    (468,856)
   Contract terminations, withdrawals, and
     other deductions                          (455,538)     (411,927)     (183,877)    (229,484)
                                             ------------------------   ------------------------
Increase (decrease) in net assets from
   contract transactions                      4,648,303    (1,418,440)     (747,435)    (375,017)
                                             ------------------------   ------------------------
Net increase (decrease) in net assets         4,939,458    (1,024,512)   (1,234,995)    (789,427)

Net assets:
   Beginning of period                        4,440,383     5,464,895     3,672,715    4,462,142
                                             ------------------------   ------------------------
   End of period                             $9,379,841   $ 4,440,383   $ 2,437,720   $3,672,715
                                             ========================   ========================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, October 9, 2000.

See accompanying notes.

 Federated High Income           Janus Global                 Janus Growth
Bond Fund II Subaccount           Subaccount                   Subaccount
-----------------------   --------------------------   ---------------------------
   2001         2000         2001           2000           2001          2000
-----------------------   --------------------------   ---------------------------

$  211,619   $  236,514   $  (100,429)  $  5,292,719   $   (486,831)  $  6,710,210

  (110,386)    (205,445)     (501,980)       940,777     (1,435,448)     1,425,336

  (111,110)    (314,238)   (5,244,572)   (12,385,796)   (11,399,935)   (27,940,149)
-----------------------   --------------------------   ---------------------------

    (9,877)    (283,169)   (5,846,981)    (6,152,300)   (13,322,214)   (19,804,603)


   157,283      389,469       217,123     10,050,994        903,198     16,851,480

   161,436     (739,726)   (1,238,311)     6,024,762     (2,955,227)     5,014,181

  (212,444)    (155,922)     (901,963)      (634,380)    (1,733,505)    (1,876,864)
-----------------------   --------------------------   ---------------------------

   106,275     (506,179)   (1,923,151)    15,441,376     (3,785,534)    19,988,797
-----------------------   --------------------------   ---------------------------
    96,398     (789,348)   (7,770,132)     9,289,076    (17,107,748)       184,194


 2,360,318    3,149,666    24,784,198     15,495,122     46,675,209     46,491,015
-----------------------   --------------------------   ---------------------------
$2,456,716   $2,360,318   $17,014,066   $ 24,784,198   $ 29,567,461   $ 46,675,209
=======================   ==========================   ===========================

                         Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                Van Kampen Emerging        Alger Aggressive
                                                 Growth Subaccount         Growth Subaccount
                                             -------------------------   ---------------------
                                                2001          2000          2001      2000 (1)
                                             -------------------------   ---------------------
Operations:
   Net investment income (loss)              $  (170,386)  $ 4,468,193   $  (7,099)  $  75,036
   Net realized capital gains (losses) on
     investments                                (392,537)      794,472     (83,409)      1,692
   Net change in unrealized appreciation/
     depreciation of investments              (5,418,202)   (9,200,340)    (17,837)   (240,032)
                                             -------------------------   ---------------------
Increase (decrease) in net assets from
   operations                                 (5,981,125)   (3,937,675)   (108,345)   (163,304)

Contract transactions:
   Net contract purchase payments                890,382     8,245,378       7,747     376,340
   Transfer payments from (to) other
     subaccounts or general account             (586,776)    4,061,384      33,168     365,273
   Contract terminations, withdrawals, and
     other deductions                           (488,801)     (383,759)    (34,843)     (3,370)
                                             -------------------------   ---------------------
Increase (decrease) in net assets from
   contract transactions                        (185,195)   11,923,003       6,072     738,243
                                             -------------------------   ---------------------
Net increase (decrease) in net assets         (6,166,320)    7,985,328    (102,273)    574,939

Net assets:
   Beginning of period                        17,312,544     9,327,216     574,939          --
                                             -------------------------   ---------------------
   End of period                             $11,146,224   $17,312,544   $ 472,666   $ 574,939
                                             =========================   =====================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.

See accompanying notes.

   Dreyfus Small Cap          Capital Guardian       T. Rowe Price Equity
   Value Subaccount           Value Subaccount        Income Subaccount
-----------------------   -----------------------   -----------------------
  2001         2000          2001         2000         2001          2000
-----------------------   -----------------------   -----------------------


$  (45,526)  $  (19,369)  $   (8,021)  $   (3,647)  $   21,513   $   44,003

   736,771      192,019       (3,091)      68,182      437,610      293,489

   (90,576)     (63,414)      69,991      (29,843)    (413,705)     177,807
-----------------------   -----------------------   -----------------------

   600,669      109,236       58,879       34,692       45,418      515,299


   845,297      260,244      217,982       87,319    1,299,887      467,731

 1,784,694      222,551      347,262     (195,605)   1,658,444     (974,677)

  (170,809)     (30,525)     (55,484)     (54,489)    (303,397)    (164,493)
-----------------------   -----------------------   -----------------------

 2,459,182      452,270      509,760     (162,775)   2,654,934     (671,439)
-----------------------   -----------------------   -----------------------
 3,059,851      561,506      568,639     (128,083)   2,700,352     (156,140)


 1,626,167    1,064,661      942,749    1,070,832    5,445,389    5,601,529
-----------------------   -----------------------   -----------------------
$4,686,018   $1,626,167   $1,511,388   $  942,749   $8,145,741   $5,445,389
=======================   =======================   =======================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                T. Rowe Price Growth         AIM V.I. Growth
                                                 Stock Subaccount               Subaccount
                                             -------------------------   -----------------------
                                                2001           2000         2001       2000 (1)
                                             -------------------------   -----------------------
Operations:
   Net investment income (loss)              $  (169,355)  $  (149,959)  $  (10,644)  $   (5,212)
   Net realized capital gains (losses) on
     investments                               1,713,086     1,196,260     (211,461)      39,465
   Net change in unrealized appreciation/
     depreciation of investments              (3,134,277)   (1,456,118)    (201,017)    (332,093)
                                             -------------------------   -----------------------
Increase (decrease) in net assets from
   operations                                 (1,590,546)     (409,817)    (423,122)    (297,840)

Contract transactions:
   Net contract purchase payments                907,619     3,320,081       71,026      814,622
   Transfer payments from (to) other
     subaccounts or general account              438,879     1,944,316      (35,290)     721,840
   Contract terminations, withdrawals, and
     other deductions                           (712,519)     (392,445)     (36,427)      (5,234)
                                             -------------------------   -----------------------
Increase (decrease) in net assets from
   contract transactions                         633,979     4,871,952         (691)   1,531,228
                                             -------------------------   -----------------------
Net increase (decrease) in net assets           (956,567)    4,462,135     (423,813)   1,233,388

Net assets:
   Beginning of period                        13,155,403     8,693,268    1,233,388           --
                                             -------------------------   -----------------------
   End of period                             $12,198,836   $13,155,403   $  809,575   $1,233,388
                                             =========================   =======================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.

See accompanying notes.

  AIM V.I. Growth &
  Income Subaccount       AIM V.I. Value Subaccount   Alliance Growth Subaccount
-----------------------   -------------------------   --------------------------
   2001       2000 (1)        2001        2000 (1)      2001            2000 (1)
-----------------------   -------------------------   --------------------------


$  (23,875)  $   (3,934)  $  (22,697)    $   (4,110)  $ (5,712)        $ (2,530)

  (147,320)      36,240      (97,219)        51,133    (10,438)           1,480

  (297,790)    (252,322)    (166,320)      (205,376)  (131,556)         (81,320)
-----------------------   -------------------------   --------------------------

  (468,985)    (220,016)    (286,236)      (158,353)  (147,706)         (82,370)


   500,034      963,370      500,444        614,112     52,299          327,601

   625,441      635,156      566,334        885,576     67,689          305,173

   (34,643)      (2,076)    (125,672)        (4,198)   (34,537)          (4,859)
-----------------------   -------------------------   --------------------------

 1,090,832    1,596,450      941,106      1,495,490     85,451          627,915
-----------------------   -------------------------   --------------------------
   621,847    1,376,434      654,870      1,337,137    (62,255)         545,545


 1,376,434           --    1,337,137             --    545,545               --
-----------------------   -------------------------   --------------------------
$1,998,281   $1,376,434   $1,992,007     $1,337,137   $483,290         $545,545
=======================   =========================   ==========================

                                                 Alliance Premier        Alliance Technology
                                                Growth Subaccount            Subaccount
                                             -----------------------   -----------------------
                                                2001        2000(1)       2001        2000(1)
                                             -----------------------   -----------------------
Operations:
   Net investment income (loss)              $  (36,125)  $  (11,773)  $  (19,645)  $   (9,074)
   Net realized capital gains (losses) on
     investments                               (120,750)      (1,726)    (186,399)     (13,244)
   Net change in unrealized appreciation/
     depreciation of investments               (407,926)    (473,759)    (266,227)    (572,053)
                                             -----------------------   -----------------------
Increase (decrease) in net assets from
   operations                                  (564,801)    (487,258)    (472,271)    (594,371)

Contract transactions:
   Net contract purchase payments               418,317    1,264,644      218,072    1,282,631
   Transfer payments from (to) other
     subaccounts or general account             586,301    1,628,532      136,761      871,516
   Contract terminations, withdrawals, and
     other deductions                          (122,754)     (15,341)     (66,069)      (8,295)
                                             -----------------------   -----------------------
Increase (decrease) in net assets from
   contract transactions                        881,864    2,877,835      288,764    2,145,852
                                             -----------------------   -----------------------
Net increase (decrease) in net assets           317,063    2,390,577     (183,507)   1,551,481

Net assets:
   Beginning of period                        2,390,577           --    1,551,481           --
                                             -----------------------   -----------------------
   End of period                             $2,707,640   $2,390,577   $1,367,974   $1,551,481
                                             =======================   =======================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, October 9, 2000.

See accompanying notes.

    The Dreyfus Socially
Responsible Growth Fund, Inc.   Janus Aspen - Aggressive   Janus Aspen - Balanced
        Subaccount                 Growth Subaccount              Subaccount
-----------------------------   ------------------------   -----------------------
      2001        2000(1)           2001       2000(1)         2001       2000(1)
-----------------------------   ------------------------   -----------------------

   $  (5,061)    $  1,193       $  (24,109)  $     5,041   $   26,013   $    4,165

     (43,537)      (1,294)        (425,567)       31,504     (105,742)      22,081

     (51,459)     (34,381)        (546,710)   (1,000,425)    (140,082)     (71,912)
-----------------------------   ------------------------   -----------------------

    (100,057)     (34,482)        (996,386)     (963,880)    (219,811)     (45,666)


     117,622      247,270          173,472     1,496,370    1,211,413    1,020,753

     120,589      103,108          (25,864)    1,804,291    2,884,611      764,958

      (6,081)      (1,490)         (52,553)      (20,259)    (182,114)     (14,413)
-----------------------------   ------------------------   -----------------------

     232,130      348,888           95,055     3,280,402    3,913,910    1,771,298
-----------------------------   ------------------------   -----------------------
     132,073      314,406         (901,331)    2,316,522    3,694,099    1,725,632


     314,406           --        2,316,522            --    1,725,632           --
-----------------------------   ------------------------   -----------------------
   $ 446,479     $314,406       $1,415,191   $ 2,316,522   $5,419,731   $1,725,632
=============================   ========================   =======================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                                                                   Janus Aspen -            Janus Aspen -
                                          Janus Aspen -        International Growth       World Wide Growth
                                       Growth Subaccount           Subaccount                 Subaccount
                                    -----------------------   -----------------------   ---------------------
                                       2001        2000(1)       2001        2000(1)       2001       2000(2)
                                    -----------------------   -----------------------   ---------------------
Operations:
   Net investment income (loss)     $  (34,860)  $   (5,190)  $  (14,773)  $    1,486   $   (6,421)  $   (436)
   Net realized capital gains
     (losses) on investments          (281,626)      41,579     (262,969)      10,877      (18,013)       (35)
   Net change in unrealized
     appreciation/depreciation of
     investments                      (485,042)    (440,154)    (411,144)    (413,326)     (92,401)   (13,825)
                                    -----------------------   -----------------------   ---------------------
Increase (decrease) in net assets
   from operations                    (801,528)    (403,765)    (688,886)    (400,963)    (116,835)   (14,296)

Contract transactions:
   Net contract purchase payments      382,324    1,613,637      484,161    1,844,797      502,104    220,702
   Transfer payments from (to)
     other subaccounts or general
     account                           448,910    1,255,829      319,008      728,358      337,987     85,515
   Contract terminations,
     withdrawals, and other
     deductions                        (76,027)      (8,140)     (81,037)      (6,609)      (6,891)       (30)
                                    -----------------------   -----------------------   ---------------------
Increase (decrease) in net assets
   from contract transactions          755,207    2,861,326      722,132    2,566,546      833,200    306,187
                                    -----------------------   -----------------------   ---------------------
Net increase (decrease) in net
   assets                              (46,321)   2,457,561       33,246    2,165,583      716,365    291,891

Net assets:
   Beginning of period               2,457,561           --    2,165,583           --      291,891         --
                                    -----------------------   -----------------------   ---------------------
   End of period                    $2,411,240   $2,457,561   $2,198,829   $2,165,583   $1,008,256   $291,891
                                    =======================   =======================   =====================

(1)  Commencement of operations, May 1, 2000.
(2)  Commencement of operations, October 9, 2000.

See accompanying notes.

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                          Notes to Financial Statements

                                December 31, 2001

1.   Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA A (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of twenty-eight investment subaccounts, one in the Atlas Balanced Growth Portfolio of the Atlas Insurance Trust, five in specified portfolios of the Dreyfus Variable Investment Fund, two in specified portfolios of the Federated Insurance Series, four in specified portfolios of the AEGON/Transamerica Series Fund, Inc., four in specified portfolios of the Endeavor Series Trust, three in specified portfolios of the AIM Variable Insurance Funds, three in the specified portfolios of the Alliance Variable Products Series Fund, Inc.-Class B, one in The Dreyfus Socially Responsible Growth Fund, Inc., and five in the specified portfolios of the Janus Aspen Series-Service Shares (each a Series Fund and collectively the Series Funds). Activity in these twenty-eight subaccounts is available to contract owners of the Atlas Portfolio Builder Variable Annuity.

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001. Effective May 1, 2001, Transamerica Life changed the name to Transamerica Life Insurance Company Separate Account VA A from PFL Life Variable Annuity Account A. In conjunction with this change, the WRL Alger Aggressive Growth Subaccount, the WRL KVAM Emerging Growth Subaccount, the WRL Janus Growth Subaccount, and the Endeavor Value Equity Portfolio Subaccount changed their name to the Alger Aggressive Growth Subaccount, the Van Kampen Emerging Growth Subaccount, the Janus Growth Subaccount, and the Capital Guardian Value Portfolio Subaccount, respectively.

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

1.   Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for Atlas Portfolio Builder Variable Annuity are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

2.   Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                         Number of     Net Asset Value     Market
                                        Shares Held       Per Share         Value         Cost
                                       -----------------------------------------------------------
Atlas Insurance Trust:
  Atlas Balanced Growth Portfolio      2,120,571.947        $ 9.66       $20,484,725   $23,208,356
Dreyfus Variable Investment Fund:
  Dreyfus VIF Small Cap Portfolio        131,338.964         35.13         4,613,938     6,027,470
  Dreyfus VIF Appreciation
    Portfolio                            254,628.631         34.98         8,906,910     9,751,344
  Dreyfus VIF Disciplined Stock
    Portfolio                            573,234.024         20.89        11,974,859    14,259,111
  Dreyfus VIF Growth & Income
    Portfolio                            255,991.782         21.65         5,542,222     6,068,207
  Dreyfus VIF Quality Bond
    Portfolio                            824,973.308         11.37         9,379,947     9,442,704

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments (continued)

                                       Number of    Net Asset Value      Market
                                      Shares Held      Per Share         Value         Cost
                                      ---------------------------------------------------------
Federated Insurance Series:
  Federated Utility Fund II           235,077.004        $10.37       $ 2,437,749   $ 3,237,694
    Portfolio
  Federated High Income Bond
    Fund II Portfolio                 318,228.430          7.72         2,456,723     3,015,322
AEGON/Transamerica Series Fund,
  Inc.:
    Janus Global Portfolio            928,732.277         18.32        17,014,375    30,154,157
    Janus Growth Portfolio            905,600.774         32.65        29,567,865    61,771,176
    Van Kampen Emerging Growth
      Portfolio                       573,371.006         19.44        11,146,332    23,106,057
    Alger Aggressive Growth
      Portfolio                        28,927.254         16.34           472,671       730,540
Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio   298,107.150         15.72         4,686,244     4,740,482
  Capital Guardian Value Portfolio     87,112.965         17.35         1,511,410     1,543,826
  T. Rowe Price Equity Income
    Portfolio                         450,294.174         18.09         8,145,822     8,550,439
  T. Rowe Price Growth Stock
    Portfolio                         623,669.382         19.56        12,198,973    15,568,642
AIM Variable Insurance Funds:
  AIM V.I. Growth Fund                 49,455.304         16.37           809,583     1,342,693
  AIM V.I. Growth & Income Fund        98,925.784         20.20         1,998,301     2,548,413
  AIM V.I. Value Fund                  85,311.771         23.35         1,992,030     2,363,726
Alliance Variable Products Series
  Fund, Inc.-Class B:
    Alliance Growth Portfolio          29,632.001         16.31           483,298       696,174
    Alliance Premier Growth
      Portfolio                       108,306.687         25.00         2,707,667     3,589,352
    Alliance Technology Portfolio      79,766.744         17.15         1,368,000     2,206,280
The Dreyfus Socially Responsible
  Growth Fund, Inc.                    16,740.944         26.67           446,481       532,321
Janus Aspen Series-Service Shares:
  Janus Aspen - Aggressive Growth
    Portfolio                          65,127.519         21.73         1,415,221     2,962,356
  Janus Aspen - Balanced Portfolio    232,508.389         23.31         5,419,771     5,631,765
  Janus Aspen - Growth Portfolio      122,027.563         19.76         2,411,265     3,336,461
  Janus Aspen - International
    Growth Portfolio                   94,372.893         23.30         2,198,888     3,023,358
  Janus Aspen - World Wide Growth
    Portfolio                          35,527.647         28.38         1,008,275     1,114,501

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

2.   Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                        Purchases       Sales
                                                        -----------------------
Atlas Insurance Trust:
  Atlas Balanced Growth Portfolio                       $4,059,029   $2,473,171
Dreyfus Variable Investment Fund:
  Dreyfus VIF Small Cap Portfolio                        1,389,168      655,979
  Dreyfus VIF Appreciation Portfolio                       758,141    1,549,486
  Dreyfus VIF Disciplined Stock Portfolio                  451,230    2,590,539
  Dreyfus VIF Growth & Income Portfolio                    585,672    1,039,249
  Dreyfus VIF Quality Bond Portfolio                     5,811,098      751,315
Federated Insurance Series:
  Federated Utility Fund II Portfolio                      328,216    1,008,324
  Federated High Income Bond Fund II Portfolio             661,322      343,433
AEGON/Transamerica Series Fund, Inc.:
  Janus Global Portfolio                                   600,631    2,622,751
  Janus Growth Portfolio                                 2,337,722    5,393,345
  Van Kampen Emerging Growth Portfolio                   1,958,136    2,100,760
  Alger Aggressive Growth Portfolio                         93,426       94,384
Endeavor Series Trust:
  Dreyfus Small Cap Value Portfolio                      3,668,696      504,631
  Capital Guardian Value Portfolio                         813,346      235,869
  T. Rowe Price Equity Income Portfolio                  3,877,582      683,329
  T. Rowe Price Growth Stock Portfolio                   4,040,832    1,649,471
AIM Variable Insurance Funds:
  AIM V.I. Growth Fund                                     266,973      278,284
  AIM V.I. Growth & Income Fund                          1,327,929      260,937
  AIM V.I. Value Fund                                    1,300,429      341,826
Alliance Variable Products Series Fund, Inc.-Class B:
  Alliance Growth Portfolio                                302,202      149,864
  Alliance Premier Growth Portfolio                      1,499,208      504,864
  Alliance Technology Portfolio                            648,292      261,985
The Dreyfus Socially Responsible Growth                    330,496      103,423
Janus Aspen Series-Service Shares:
  Janus Aspen - Aggressive Growth Portfolio                383,952      312,914
  Janus Aspen - Balanced Portfolio                       4,617,978      678,000
  Janus Aspen - Growth Portfolio                         1,196,880      471,340
  Janus Aspen - International Growth Portfolio           1,053,677      346,269
  Janus Aspen - World Wide Growth Portfolio                910,254       83,457

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                             Atlas                                  Dreyfus VIF   Dreyfus VIF
                           Balanced    Dreyfus VIF   Dreyfus VIF    Disciplined    Growth &
                            Growth      Small Cap    Appreciation      Stock        Income
                          Subaccount   Subaccount     Subaccount    Subaccount    Subaccount
                          -------------------------------------------------------------------
Units outstanding at
  January 1, 2000         11,200,977    2,680,812      8,301,390    10,277,509     4,806,549
    Units purchased        3,069,750      809,351        743,876     2,082,264       803,055
    Units redeemed and
      transferred          1,500,391      206,960     (1,314,248)     (150,378)     (171,359)
                          -------------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2000      15,771,118    3,697,123      7,731,018    12,209,395     5,438,245
    Units purchased        1,512,054      440,118        291,105       203,811       240,396
    Units redeemed and
      transferred           (337,126)     (42,230)      (890,253)   (1,917,969)     (696,391)
                          -------------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2001      16,946,046    4,095,011      7,131,870    10,495,237     4,982,250
                          ===================================================================

                                         Federated    Federated High
                          Dreyfus VIF     Utility      Income Bond       Janus         Janus
                          Quality Bond    Fund II        Fund II         Global        Growth
                           Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
                          ---------------------------------------------------------------------
Units outstanding at
  January 1, 2000          5,188,912     3,517,145      3,030,970       7,496,166      925,561
    Units purchased          446,298       257,726        401,888       4,788,528      345,000
    Units redeemed and
      transferred         (1,790,766)     (522,369)      (901,433)      2,459,932       55,432
                          ---------------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2000       3,844,444     3,252,502      2,531,425      14,744,626    1,325,993
    Units purchased        1,282,078        39,290        169,594         154,026       31,869
    Units redeemed and
      transferred          2,592,336      (754,433)       (65,532)     (1,594,616)    (171,395)
                          ---------------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2001       7,718,858     2,537,359      2,635,487      13,304,036    1,186,467
                          =====================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                         Van Kampen      Alger       Dreyfus     Capital     T. Rowe Price
                          Emerging    Aggressive    Small Cap    Guardian       Equity
                           Growth       Growth        Value        Value        Income
                         Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                         -----------------------------------------------------------------
Units outstanding at
  January 1, 2000         3,607,865          --      467,184      506,137      2,657,573
    Units purchased       2,910,489     413,456      115,899       43,612        233,308
    Units redeemed and
      transferred         1,190,600     410,121       68,631     (121,788)      (558,511)
                         -----------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2000      7,708,954     823,577      651,714      427,961      2,332,370
    Units purchased         540,656      14,550      300,124       96,239        564,829
    Units redeemed and
      transferred          (711,435)    (16,283)     526,911      128,244        565,759
                         -----------------------------------------------------------------
Units outstanding at
  December 31, 2001       7,538,175     821,844    1,478,749      652,444      3,462,958
                         =================================================================

                         T. Rowe Price                 AIM V.I.
                            Growth        AIM V.I.     Growth &     AIM V.I.     Alliance
                             Stock         Growth       Income       Value       Growth
                          Subaccount     Subaccount   Subaccount   Subaccount   Subaccount
                         -----------------------------------------------------------------
Units outstanding at
  January 1, 2000          2,781,922            --           --           --          --
    Units purchased        1,046,609       886,981      590,012      406,064     358,743
    Units redeemed and
      transferred            461,846       793,167      388,859      573,419     311,271
                         -----------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2000       4,290,377     1,680,148      978,871      979,483     670,014
    Units purchased          336,869       134,271      429,578      397,555      75,374
    Units redeemed and
      transferred           (142,357)     (122,875)     459,139      315,326      42,967
                         -----------------------------------------------------------------
Units outstanding at
  December 31, 2001        4,484,889     1,691,544    1,867,588    1,692,364     788,355
                         =================================================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

3.   Accumulation Units Outstanding (continued)

                                                   The Dreyfus
                                                    Socially
                          Alliance                 Responsible   Janus Aspen -
                          Premier      Alliance      Growth       Aggressive     Janus Aspen -
                           Growth     Technology    Fund, Inc.      Growth         Balanced
                         Subaccount   Subaccount    Subaccount     Subaccount     Subaccount
                         ---------------------------------------------------------------------
Units outstanding at
  January 1, 2000               --           --           --              --              --
    Units purchased      1,343,216    1,443,994      252,634       1,650,828       1,050,661
    Units redeemed and
      transferred        1,698,776      955,518      107,009       1,786,643         724,633
                         ---------------------------------------------------------------------
Units outstanding at
  Decem-ber 31, 2000     3,041,992    2,399,512      359,643       3,437,471       1,775,294
    Units purchased        604,567      452,669      169,673         344,250       1,320,810
    Units redeemed and
      transferred          583,553       25,989      139,619        (256,373)      2,849,720
                         ---------------------------------------------------------------------
Units outstanding at
  December 31, 2001      4,230,112    2,878,170      668,935       3,525,348       5,945,824
                         =====================================================================

                                         Janus Aspen -   Janus Aspen -
                         Janus Aspen -   International    World Wide
                            Growth          Growth          Growth
                           Subaccount      Subaccount     Subaccount
                         ---------------------------------------------
Units outstanding at
  January 1, 2000                 --              --              --
    Units purchased        1,689,489       1,977,081         236,309
    Units redeemed and
      transferred          1,353,591         771,561          92,468
                         ---------------------------------------------
Units outstanding at
  Decem-ber 31, 2000       3,043,080       2,748,642         328,777
    Units purchased          544,712         705,346         718,227
    Units redeemed and
      transferred            443,909         242,250         441,270
                         ---------------------------------------------
Units outstanding at
  Decem-ber 31, 2001       4,031,701       3,696,238       1,488,274
                         =============================================

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                      At December 31, 2001             Year Ended December 31, 2001
                              ------------------------------------   --------------------------------
                                                                     Investment
                                           Unit Fair       Net         Income     Expense     Total
      Subaccount                Units        Value       Assets        Ratio*     Ratio**   Return***
-----------------------------------------------------------------------------------------------------
Atlas Balanced Growth         16,946,046    $ 1.21     $20,484,482      1.53%      1.40%      (9.42)%
Dreyfus VIF Small Cap          4,095,011      1.13       4,613,799      0.44       1.40       (7.42)
Dreyfus VIF Appreciation       7,131,870      1.25       8,906,892      0.80       1.40      (10.57)
Dreyfus VIF Disciplined
   Stock                      10,495,237      1.14      11,974,814      0.38       1.40      (14.47)
Dreyfus VIF Growth & Income    4,982,250      1.11       5,542,160      0.49       1.40       (7.15)
Dreyfus VIF Quality Bond       7,718,858      1.22       9,379,841      6.16       1.40        5.21
Federated Utility Fund II      2,537,359      0.96       2,437,720      3.59       1.40      (14.92)
Federated High Income Bond
   Fund II                     2,635,487      0.93       2,456,716      9.80       1.40       (0.03)
Janus Global                  13,304,036      1.28      17,014,066      0.88       1.40      (23.92)
Janus Growth                   1,186,467     24.92      29,567,461      0.00       1.40      (29.20)
Van Kampen Emerging Growth     7,538,175      1.48      11,146,224      0.08       1.40      (34.16)
Alger Aggressive Growth          821,844      0.58         472,666      0.00       1.40      (17.62)
Dreyfus Small Cap Value        1,478,749      3.17       4,686,018      0.00       1.40      (27.00)
Capital Guardian Value           652,444      2.32       1,511,388      0.70       1.40        5.16
T. Rowe Price Equity Income    3,462,958      2.35       8,145,741      1.71       1.40        0.75
T. Rowe Price Growth Stock     4,484,889      2.72      12,198,836      0.00       1.40      (11.29)
AIM V.I. Growth                1,691,544      0.48         809,575      0.21       1.40      (34.80)
AIM V.I. Growth & Income       1,867,588      1.07       1,998,281      0.06       1.40      (23.91)
AIM V.I. Value                 1,692,364      1.18       1,992,007      0.15       1.40      (13.78)
Alliance Growth                  788,355      0.61         483,290      0.21       1.40      (24.71)
Alliance Premier Growth        4,230,112      0.64       2,707,640      0.00       1.40      (18.55)
Alliance Technology            2,878,170      0.48       1,367,974      0.00       1.40      (26.49)
The Dreyfus Socially
   Responsible Growth
   Fund, Inc.                    668,935      0.67         446,479      0.08       1.40      (23.65)

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

4.   Financial Highlights (continued)

                                 At December 31, 2001             Year Ended December 31, 2001
                           ----------------------------------   --------------------------------
                                                                Investment
                                       Unit Fair      Net         Income     Expense     Total
    Subaccount               Units       Value       Assets        Ratio*    Ratio**   Return***
-------------------------------------------------------------   --------------------------------
Janus Aspen - Aggressive
   Growth                  3,525,348     $0.40     $1,415,191      2.04%      1.40%     (40.43)%
Janus Aspen - Balanced     5,945,824      0.91      5,419,731      0.00       1.40       (6.22)
Janus Aspen - Growth       4,031,701      0.60      2,411,240      0.00       1.40      (25.94)
Janus Aspen -
   International Growth    3,696,238      0.59      2,198,829      0.73       1.40      (24.50)
Janus Aspen - World Wide
   Growth                  1,488,274      0.68      1,008,256      0.29       1.40      (23.69)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
     ** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
     *** These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5.   Administrative, Mortality, and Expense Risk Charge

Transamerica Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owner's account as a charge for assuming certain mortality and expense risks. Transamerica Life also deducts a daily charge equal to an annual rate of 0.15% of the contract owner's account for administrative expenses.

                  Transamerica Life Insurance Company Separate
             Account VA A - Atlas Portfolio Builder Variable Annuity

                    Notes to Financial Statements (continued)

6.   Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement. Note 4.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc.
                    Note 1.

            (a)(1) Form of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Mutual Fund Account and AFSG Securities Corporation. Note. 4.

          (3)(a)(2) Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and or the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 5.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 4.

          (4) Form of Policy for the Atlas Portfolio Builder Variable Annuity. Note 3.


          (4)(b)    Form of Policy Rider (Beneficiary Earnings Enhancement).
                    Note 10.

          (4)(c)    Form of Policy Rider (Managed Annuity Program). Note 11.

          (4)(d) Form of Policy Rider (Beneficiary Earnings Enhancement - Extra). Note 13.


          (5) Form of Application for the Atlas Portfolio Builder Variable Annuity. Note 3.

          (5)(a)    Form of Application. Note 13.


          (6)  (a)  Articles of Incorporation of PFL Life
                    Insurance Company.  Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Atlas Insurance Trust. Note 4.

          (8)  (b)  Participation Agreement by and between PFL
                    Life Insurance Company and Dreyfus Variable
                    Investment Fund.  Note 1.

          (8)  (c) (1) Participation Agreement by and between PFL
                       Life Insurance Company and the Endeavor
                       Series Trust.
                       Note 2.

               (c) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (c) (3) Amendment to Schedule A of the Participation
                       Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 8

          (8)  (c) (4) Form of Termination of Participation Agreement among
                       Transamerica Life Insurance Company, AUSA Life Insurance
                       Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management
                       Co. Note 12.


          (8)  (d)     Participation Agreement by and between PFL
                       Life Insurance Company and Federated
                       Insurance Series.
                       Note 3.

          (8)  (e) (1) Participation Agreement by and between PFL
                       Life Insurance Company and WRL Series Funds,
                       Inc., and addendums thereof.
                       Note 4.

               (e) (2) Amended Schedule A to Participation Agreement.
                       Note 3.

          (8)  (e) (3) Amendment No. 12 to Participation Agreement among WRL
                       Series Fund, Inc., PFL Life Insurance Company, AUSA Life
                       Insurance Company, Inc., and Peoples Benefit Life
                       Insurance Company. Note 6

          (8)  (e) (4) Form of Amendment No. 20 to Participation Agreement among
                       AEGON/Transamerica Series Fund, Inc., Transamerica Life
                       Insurance Company, AUSA Life Insurance Company, Inc.,
                       Peoples Benefit Life Insurance Company, Transamerica
                       Occidental Life Insurance Company and Transamerica Life
                       Insurance and Annuity Company. Note 12.


          (8)  (f)     Participation Agreement by and among AIM Variable
                       Insurance Funds, Inc., PFL Life Insurance Company, and
                       AFSG Securities Corporation. Note 7

          (8)  (f) (1) Amendment No. 4 to Participation Agreement by and among
                       AIM Variable Insurance Funds, Inc., PFL Life Insurance
                       Company, AFSG Securities Corporation. Note 7

          (8)  (g)     Participation Agreement by and among Alliance Variable
                       Products Series Fund, Inc., PFL Life Insurance Company,
                       AFSG Securities Corporation. Note 7

          (8)  (h)     Participation Agreement by and among Janus Aspen Series
                       and PFL Life Insurance Company. Note 7

          (8)  (h) (1) Amendment No. 2 to Participation Agreement by and
                       between Janus Aspen Series and PFL Life Insurance
                       Company. Note 8

          (9)          Opinion and Consent of Counsel.  Note 3.

          (10) (a)     Consent of Independent Auditors.  Note 12.

               (b)     Opinion and Consent of Actuary.  Note 12.

          (11)         Not applicable.

          (12)         Not applicable.

          (13)         Performance Data Calculations.  Note 5.

          (14)         Powers of Attorney. Note 1. (Patrick S. Baird, Craig D.
                       Vermie, William L. Busler, Douglas C. Kolsrud, Robert J.
                       Kontz, Brenda K. Clancy.) Note 5. Larry N. Norman Note 9.
                       Bart Herbert, Jr.


          ------------------------

          Note 1. Filed with initial Registration Statement on Form N-4 (File No. 333-26209) on April 30, 1997.


          Note 2. Incorporated by reference to the Endeavor Series Trust Post-Effective Amendment #14, Exhibit No. 6, (File No. 33-27352), filed on April 29, 1996.


          Note 3. Filed with Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on July 28, 1997.


          Note 4. Filed with Post-Effective Amendment No. 1 on Form N-4 (File No. 333-26209) on April 29, 1998.


          Note 5. Filed with Post-Effective Amendment No. 2 on Form N-4 (File No. 333-26209) on April 28, 1999.


          Note 6. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.


          Note 7. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.


          Note 8. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-26209) on October 3, 2000.

          Note 9. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-26209) on April 30, 2001.

          Note 10. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-
                    7509) on April 30, 2001.

          Note 11. Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

          Note 12.  Filed herewith.

          Note 13.  To be filed by Amendment.

Item 25.               Directors and Officers of the Depositor

                                         Principal Positions
Name and                                 and Offices with
Business Address                         Depositor
----------------                         ---------

Larry N. Norman                          Director and President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa
52499-0001

Patrick S. Baird                         Director, Senior Vice President and
4333 Edgewood Road N.E.                  Chief Operating Officer
Cedar Rapids, Iowa
52499-0001

Craig D. Vermie                          Director, Vice President, Secretary
4333 Edgewood Road N.E.                  and General Counsel
Cedar Rapids, Iowa
52499-0001

Douglas C. Kolsrud                       Director, Senior Vice President Chief
4333 Edgewood Road N.E.                  Investment Officer and Corporate
Cedar Rapids, Iowa                       Actuary
52499-0001




Robert J. Kontz                          Vice President and Corporate
4333 Edgewood Road N.E.                  Controller
Cedar Rapids, Iowa
52499-0001


Brenda K. Clancy                         Director, Vice President, Treasurer and
4333 Edgewood Road N.E.                  Chief Financial Officer
Cedar Rapids, Iowa
52499-0001

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.



Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

Item 27.  Number of Contract Owners.


          As of December 31, 2001, there were 7110 Owners of the Policies.


Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

             AFSG Securities Corporation
             4333 Edgewood Road N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:


Larry N. Norman                        Anne Spaes
Director and President                 Director and Vice President

Frank A. Camp                          Darin Smith

Secretary                              Vice President and Assistant
                                       Secretary

Lisa Wachendorf                        Linda Gilmer
Director, Vice President and           Treasurer/Controller
Chief Compliance Officer


Thomas R. Moriarty                     Teresa Stolba
Vice President                         Assistant Compliance Officer


Priscilla Hechler                      Emily Bates
Assistant Vice President and           Assistant Treasurer
Assistant Secretary


                                       Clifton Flenniken
                                       Assistant Treasurer




--------------------

The principal business address of each person listed is ASFG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $2,119,899.30, $7,321,636.83, and $5,583,369.34 from the Registrant for the years ending December 31, 2001, December 31, 2000 and December 31, 1999, respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.





AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A, and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account Va-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.


Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.


Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica Life Insurance Company hereby represents that the fees and changes deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.


Section 403(b) Representations
------------------------------

Transamerica represents that it is relying on a no-action letter dated
November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2002.

                                                  SEPARATE ACCOUNT VA A

                                                  TRANSAMERICA LIFE INSURANCE
                                                  COMPANY
                                                  Depositor
                                                                           *
                                                  --------------------------
                                                  Larry N. Norman
                                                  President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                           Title                         Date
----------                           -----                         ----

                           *         Director                      _______, 2002
----------------------------
Patrick S. Baird

                           *         Director                      _______, 2002
----------------------------         (Principal Executive Officer)
Larry N. Norman

 /s/ Craig D. Vermie                 Director                     April 26, 2002
----------------------------
Craig D. Vermie

                           *         Director                      _______, 2002
----------------------------
Douglas C. Kolsrud

                           *         Vice President and            _______, 2002
----------------------------         Corporate Controller
Robert J. Kontz

                           *         Director, Vice President,     _______, 2002
----------------------------         Treasurer, and Chief
Brenda K. Clancy                     Financial Officer

* By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                     333 - 26209



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                             SEPARATE ACCOUNT VA A

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.     Description of Exhibit                                       Page No.*
-----------     ----------------------                                       ---------
(8)(c)(4)       Form of Termination of Participation Agreement

(8)(e)(4)       Form of Amendment No. 20 to Participation Agreement

(10)(a)         Consent of Independent Auditors

(10)(b)         Opinion and Consent of Actuary

____________________
* Page numbers included only in manually executed original.